UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08004

Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Jeffrey T. Cerutti, President, Chief Executive Officer and Principal Executive Officer

Aston Funds

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.13%

	Consumer Discretionary – 11.71%
21,075	BorgWarner	$699,269
54,200	Ford Motor	686,172
23,950	Magna International (Canada)	923,752
14,325	VF	894,310

		3,203,503

	Energy – 7.12%
10,525	Chevron	1,078,602
28,075	Ensco, Class A (United Kingdom)	257,448
11,825	Royal Dutch Shell, Class A SP ADR	612,417

		1,948,467

	Financials – 30.04%
9,050	American Express	583,363
14,800	Capital One Financial	992,784
7,275	Chubb (Switzerland)	911,267
24,500	Citigroup	1,073,345
15,075	JPMorgan Chase	964,348
20,925	Lincoln National	913,795
10,550	PNC Financial Services Group	871,958
12,900	State Street	848,562
25,075	U.S. Bancorp	1,057,413

		8,216,835

	Healthcare – 7.94%
10,925	Johnson & Johnson	1,368,138
4,125	McKesson	802,560

		2,170,698

	Industrials – 15.02%
6,975	Boeing	932,279
3,500	FedEx	566,650

Shares		Market Value

	Industrials (continued)
9,725	Honeywell International	$1,131,304
10,275	Norfolk Southern	922,490
4,850	Parker-Hannifin	553,822

		4,106,545

	Information Technology – 24.30%
1,500	Alphabet, Class A *	1,187,010
6,373	Apple	664,130
42,325	Cisco Systems	1,292,182
23,100	Microsoft	1,309,308
29,725	Oracle	1,219,914
19,900	Taiwan Semiconductor Manufacturing, SP ADR	552,822
8,875	Western Digital	421,651

		6,647,017

	Total Common Stocks (Cost $26,166,326)	26,293,065

INVESTMENT COMPANY – 3.72%

1,016,918	BlackRock Liquidity Funds TempFund Portfolio	1,016,918

	Total Investment Company (Cost $1,016,918)	1,016,918

Total Investments – 99.85% (Cost $27,183,244)**		27,309,983

Net Other Assets and Liabilities – 0.15%		41,076

Net Assets – 100.00%		$27,351,059

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,527,082
Gross unrealized depreciation	(1,400,343)

Net unrealized appreciation	$126,739

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/Fairpointe Focused Equity Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.54%

	Consumer Discretionary – 23.47%
11,000	21st Century Fox, Class A	$293,040
5,600	Carnival	261,632
12,000	Discovery Communications, Class C *	294,480
4,700	Liberty Interactive, Class A *	126,007
17,900	News, Class A	232,163
5,700	Scholastic	234,270
22,800	Staples	211,812

		1,653,404

	Consumer Staples – 8.06%
1,400	PepsiCo	152,488
2,800	Unilever, SP ADR (Great Britain)	131,068
3,900	Wal-Mart Stores	284,583

		568,139

	Energy – 10.92%
2,600	Apache	136,500
4,400	Baker Hughes	210,452
8,000	BP, SP ADR (Great Britain)	275,200
13,400	Transocean (Switzerland)	147,266

		769,418

	Financials – 6.99%
6,700	Legg Mason	228,738
3,900	Northern Trust	263,601

		492,339

	Healthcare – 6.58%
4,900	Hologic *	188,601
2,900	Varian Medical Systems *	274,746

		463,347

Shares		Market Value

	Industrials – 11.64%
3,200	AGCO	$154,112
3,800	Fluor	203,376
11,400	Kennametal	283,404
7,000	Quanta Services *	179,200

		820,092

	Information Technology – 24.95%
8,200	Cisco Systems	250,346
9,300	Cree *	265,980
4,100	EMC	115,948
17,900	Hewlett-Packard Enterprise	376,258
21,000	HP	294,210
9,600	Teradata *	272,448
2,500	VMware, Class A *	182,450

		1,757,640

	Materials – 6.93%
5,800	FMC	275,732
5,300	Greif, Class A	212,689

		488,421

	Total Common Stocks (Cost $6,941,411)	7,012,800

INVESTMENT COMPANY – 0.95%

66,776	BlackRock Liquidity Funds TempFund Portfolio	66,776

	Total Investment Company (Cost $66,776)	66,776

Total Investments – 100.49% (Cost $7,008,187)**		7,079,576

Net Other Assets and Liabilities – (0.49)%		(34,561)

Net Assets – 100.00%		$7,045,015

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$546,581
Gross unrealized depreciation	(475,192)

Net unrealized appreciation	$71,389

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/River Road Focused Absolute Value Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.29%

	Consumer Discretionary – 26.81%
6,313	Comcast, Class A	$424,549
5,521	L Brands Inc	408,002
6,968	Liberty Broadband, Class C *	441,144
10,414	Liberty Ventures, Class A *	392,712
3,967	Polaris Industries	391,741
3,538	Ralph Lauren	347,042
6,170	Time Warner	472,931

		2,878,121

	Consumer Staples – 3.46%
9,571	Ingles Markets, Class A	371,642

	Financials – 29.20%
9,780	Allied World Assurance Co Holdings AG (Switzerland)	400,882
5,861	Berkshire Hathaway, Class B *	845,566
34,765	FNFV Group *	414,746
5,390	Iron Mountain, REIT	222,122
8,952	Oaktree Capital Group MLP	415,552
10,042	U.S. Bancorp	423,471
8,600	Wells Fargo	412,542

		3,134,881

	Industrials – 25.22%
19,607	Air Transport Services Group *	283,909
9,809	Cubic	400,600
4,086	Emerson Electric	228,407
15,759	SP Plus *	378,689
6,557	Spirit AeroSystems Holdings, Class A *	284,443
4,211	UniFirst	492,182
2,317	Union Pacific	215,597

Shares		Market Value

	Industrials (continued)
12,156	Viad	$423,272

		2,707,099

	Information Technology – 10.43%
9,279	Blackhawk Network Holdings *	322,816
809	CommerceHub, Series A *	11,413
1,619	CommerceHub, Series C *	22,663
16,998	Rackspace Hosting *	398,263
19,002	VeriFone Systems *	364,078

		1,119,233

	Materials – 3.17%
2,924	Praxair	340,763

	Total Common Stocks (Cost $9,704,767)	10,551,739

INVESTMENT COMPANY – 1.91%

204,815	BlackRock Liquidity Funds TempFund Portfolio	204,815

	Total Investment Company (Cost $204,815)	204,815

Total Investments – 100.20% (Cost $9,909,582)**		10,756,554

Net Other Assets and Liabilities – (0.20)%		(21,737)

Net Assets – 100.00%		$10,734,817

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$905,019
Gross unrealized depreciation	(58,047)

Net unrealized appreciation	$846,972

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Herndon Large Cap Value Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.16%

	Consumer Discretionary – 6.15%
11,428	Ross Stores	$706,593
43,805	TJX	3,579,745
10,793	Yum! Brands	965,110

		5,251,448

	Consumer Staples – 9.76%
52,692	Altria Group	3,567,248
27,329	Campbell Soup	1,701,777
30,473	Philip Morris International	3,055,223

		8,324,248

	Energy – 9.33%
53,116	Devon Energy	2,033,281
57,136	Marathon Petroleum	2,250,587
40,630	Oceaneering International	1,132,764
7,195	Tesoro	547,899
38,091	Valero Energy	1,991,397

		7,955,928

	Financials – 27.02%
34,917	American Express	2,250,750
47,402	CBOE Holdings	3,261,258
58,406	CBRE Group, Class A *	1,661,651
39,361	Discover Financial Services	2,237,279
54,385	Eaton Vance	2,056,297
57,348	Federated Investors, Class B	1,810,476
68,371	Franklin Resources	2,474,347
20,950	Moody’s	2,220,910
78,225	S&P Global	2,180,913
23,701	Synchrony Financial *	2,896,262

		23,050,143

	Healthcare – 6.74%
42,323	AbbVie	2,803,052

Shares		Market Value

	Healthcare (continued)
17,564	Gilead Sciences	$1,395,811
33,224	Mylan (Netherlands) *	1,554,551

		5,753,414

	Industrials – 10.45%
12,274	Lockheed Martin	3,102,008
21,373	Rockwell Collins	1,808,583
26,875	United Parcel Service, Class B	2,905,188
13,755	United Rentals *	1,095,861

		8,911,640

	Information Technology – 18.48%
16,421	Accenture, Class A (Ireland)	1,852,453
5,289	Alliance Data Systems *	1,225,038
21,978	Apple	2,290,327
21,864	Harris	1,893,860
122,908	Hewlett-Packard Enterprise	2,583,526
94,301	HP	1,321,157
17,729	MasterCard, Class A	1,688,510
42,869	Western Digital	2,036,706
43,641	Western Union	872,820

		15,764,397

	Materials – 5.47%
35,128	CF Industries Holdings	866,959
21,585	LyondellBasell Industries, Class A (Netherlands)	1,624,487
5,079	NewMarket	2,173,507

		4,664,953

	Utilities – 3.76%
259,480	AES	3,204,578

	Total Common Stocks (Cost $72,200,290)	82,880,749

INVESTMENT COMPANY – 2.81%

2,400,133	BlackRock Liquidity Funds TempFund Portfolio	2,400,133

	Total Investment Company (Cost $2,400,133)	2,400,133

Total Investments – 99.97% (Cost $74,600,423)**		85,280,882

Net Other Assets and Liabilities – 0.03%		27,708

Net Assets – 100.00%		$85,308,590

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$13,414,639
Gross unrealized depreciation	(2,734,180)

Net unrealized appreciation	$10,680,459

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/Montag & Caldwell Growth Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 94.82%

	Consumer Discretionary – 12.85%
515,000	Carnival	$24,060,800
315,000	Dollar General	29,843,100
449,100	Dollar Tree *	43,243,839
130,000	NIKE, Class B	7,215,000
18,800	Priceline Group *	25,395,228
295,000	Starbucks	17,124,750
395,000	TJX	32,279,400

		179,162,117

	Consumer Staples – 26.14%
330,000	Colgate-Palmolive	24,561,900
115,000	Costco Wholesale	19,230,300
340,000	CVS Health	31,524,800
368,000	Estee Lauder, Class A	34,187,200
524,000	Kraft Heinz	45,268,360
1,345,000	Mondelez International, Class A	59,153,100
190,172	Monster Beverage *	30,547,328
611,400	PepsiCo	66,593,688
675,000	Walgreens Boots Alliance	53,493,750

		364,560,426

	Energy – 0.99%
185,000	Occidental Petroleum	13,825,050

	Financials – 2.03%
107,226	Intercontinental Exchange	28,329,109

	Healthcare – 22.46%
361,000	Abbott Laboratories	16,154,750
200,000	Allergan (Ireland) *	50,590,000
200,000	Amgen	34,406,000
550,100	Bristol-Myers Squibb	41,152,981
376,500	Celgene *	42,239,535

Shares		Market Value

	Healthcare (continued)
347,800	Danaher	$28,324,832
619,800	Medtronic (Ireland)	54,313,074
290,000	Thermo Fisher Scientific	46,063,600

		313,244,772

	Industrials – 7.24%
408,000	Honeywell International	47,462,640
495,000	United Parcel Service, Class B	53,509,500

		100,972,140

	Information Technology – 23.11%
225,000	Accenture, Class A (Ireland)	25,382,250
84,000	Alphabet, Class A *	66,472,560
250,000	Apple	26,052,500
255,000	Cognizant Technology Solutions, Class A *	14,659,950
491,600	Facebook, Class A *	60,928,904
215,000	MasterCard, Class A	20,476,600
553,600	PayPal Holdings *	20,616,064
490,000	QUALCOMM	30,664,200
730,000	Visa, Class A	56,976,500

		322,229,528

	Total Common Stocks (Cost $1,127,721,790)	1,322,323,142

INVESTMENT COMPANY – 4.95%

68,994,501	BlackRock Liquidity Funds TempFund Portfolio	68,994,501

	Total Investment Company (Cost $68,994,501)	68,994,501

Total Investments – 99.77% (Cost $1,196,716,291)**		1,391,317,643

Net Other Assets and Liabilities – 0.23%		3,256,839

Net Assets – 100.00%		$1,394,574,482

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$210,970,141
Gross unrealized depreciation	(16,368,789)

Net unrealized appreciation	$194,601,352

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.67%

	Consumer Discretionary – 13.13%
456,533	Cinemark Holdings	$17,165,641
357,441	Ford Motor	4,525,203
326,846	Johnson Controls	15,008,768
409,690	National CineMedia	6,382,970
250,521	Omnicom Group	20,615,373
87,515	Polaris Industries	8,642,106
186,286	Target	14,032,924
338,607	Thomson Reuters (Canada)	14,258,741
140,328	Time Warner	10,756,141

		111,387,867

	Consumer Staples – 5.41%
53,421	Kimberly-Clark	6,920,691
91,367	PepsiCo	9,951,694
275,421	Unilever, SP ADR (Great Britain)	12,892,457
221,278	Wal-Mart Stores	16,146,656

		45,911,498

	Energy – 8.48%
91,656	Chevron	9,392,907
153,456	Exxon Mobil	13,649,911
157,564	Magellan Midstream Partners LP	11,480,113
217,403	Occidental Petroleum	16,246,526
263,229	Spectra Energy Partners LP	12,829,781
206,936	TransMontaigne Partners LP	8,351,937

		71,951,175

	Financials – 26.20%
227,273	Allied World Assurance Co Holdings AG (Switzerland)	9,315,920
467,753	BB&T	17,246,053
119,394	CME Group	12,206,843
156,819	CNA Financial	4,991,549

Shares		Market Value

	Financials (continued)
317,643	Communications Sales & Leasing, REIT	$9,872,344
248,813	Compass Diversified Holdings	4,234,797
415,380	GEO Group, REIT	14,376,302
684,325	Iron Mountain, REIT	28,201,018
147,585	MetLife	6,307,783
256,212	PNC Financial Services Group	21,175,922
492,985	Sabra Health Care, REIT	11,787,271
228,650	Stock Yards Bancorp	6,754,321
479,657	U.S. Bancorp	20,227,136
226,298	Ventas, REIT	17,234,856
71,719	Washington Trust Bancorp	2,722,453
391,877	Wells Fargo	18,798,340
162,773	WesBanco	5,032,941
362,226	Weyerhaeuser, REIT	11,852,035

		222,337,884

	Healthcare – 6.13%
88,604	Amgen	15,242,546
156,071	Cardinal Health	13,047,536
312,379	Owens & Minor	11,155,054
145,005	Quest Diagnostics	12,522,632

		51,967,768

	Industrials – 10.91%
515,428	Aircastle (Bermuda)	11,452,810
238,186	Emerson Electric	13,314,597
425,766	Fastenal	18,201,497
127,967	MSC Industrial Direct, Class A	9,191,870
83,543	Parker-Hannifin	9,539,775
151,486	Union Pacific	14,095,772
155,213	United Parcel Service, Class B	16,778,525

		92,574,846

	Information Technology – 16.07%
765,546	Corning	17,010,432
163,799	CSG Systems International	6,594,548
607,243	Intel	21,168,491
570,512	Microsoft	32,336,620
311,912	Motorola Solutions	21,640,455
159,365	QUALCOMM	9,973,062
201,452	TE Connectivity (Switzerland)	12,143,527
773,306	Western Union	15,466,120

		136,333,255

	Materials – 3.35%
170,088	Compass Minerals International	11,836,424
142,603	Praxair	16,618,954

		28,455,378

	Telecommunication Services – 2.82%
431,530	Verizon Communications	23,911,077

	Utilities – 5.17%
326,097	AmeriGas Partners LP	16,268,979
256,041	National Fuel Gas	14,468,876

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities (continued)
253,665	Vectren	$13,122,090

		43,859,945

	Total Common Stocks (Cost $676,137,177)	828,690,693

INVESTMENT COMPANY – 2.06%

17,492,810	BlackRock Liquidity Funds TempFund Portfolio	17,492,810

	Total Investment Company (Cost $17,492,810)	17,492,810

Total Investments – 99.73% (Cost $693,629,987)**		846,183,503

Net Other Assets and Liabilities – 0.27%		2,283,952

Net Assets – 100.00%		$848,467,455

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$159,376,936
Gross unrealized depreciation	(6,823,420)

Net unrealized appreciation	$152,553,516

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.74%

	Consumer Discretionary – 13.60%
72,643	Cinemark Holdings	$2,731,377
57,604	Ford Motor	729,267
52,440	Johnson Controls	2,408,045
39,190	Omnicom Group	3,224,945
13,935	Polaris Industries	1,376,081
29,864	Target	2,249,655
53,835	Thomson Reuters (Canada)	2,266,992
22,820	Time Warner	1,749,153

		16,735,515

	Consumer Staples – 6.06%
9,492	Kimberly-Clark	1,229,688
14,190	PepsiCo	1,545,575
44,132	Unilever, SP ADR (Great Britain)	2,065,819
35,913	Wal-Mart Stores	2,620,572

		7,461,654

	Energy – 8.24%
14,700	Chevron	1,506,456
24,129	Exxon Mobil	2,146,275
25,353	Magellan Midstream Partners LP	1,847,220
35,173	Occidental Petroleum	2,628,478
41,251	Spectra Energy Partners LP	2,010,574

		10,139,003

	Financials – 25.03%
35,845	Allied World Assurance Co Holdings AG (Switzerland)	1,469,286
75,715	BB&T	2,791,612
19,148	CME Group	1,957,691
14,627	CNA Financial	465,577
49,669	Communications Sales & Leasing, REIT	1,543,712
61,024	GEO Group, REIT	2,112,041

Shares		Market Value

	Financials (continued)
109,672	Iron Mountain, REIT	$4,519,586
23,580	MetLife	1,007,809
40,919	PNC Financial Services Group	3,381,955
28,755	Sabra Health Care, REIT	687,532
76,370	U.S. Bancorp	3,220,523
36,148	Ventas, REIT	2,753,032
62,307	Wells Fargo	2,988,867
58,229	Weyerhaeuser, REIT	1,905,253

		30,804,476

	Healthcare – 6.62%
14,235	Amgen	2,448,847
24,765	Cardinal Health	2,070,354
45,899	Owens & Minor	1,639,053
23,091	Quest Diagnostics	1,994,139

		8,152,393

	Industrials – 11.45%
53,194	Aircastle (Bermuda)	1,181,971
38,608	Emerson Electric	2,158,187
66,705	Fastenal	2,851,639
21,056	MSC Industrial Direct, Class A	1,512,452
13,355	Parker-Hannifin	1,525,007
24,675	Union Pacific	2,296,009
23,699	United Parcel Service, Class B	2,561,862

		14,087,127

	Information Technology – 16.87%
124,817	Corning	2,773,434
97,075	Intel	3,384,035
91,423	Microsoft	5,181,856
50,297	Motorola Solutions	3,489,606
26,143	QUALCOMM	1,636,029
31,662	TE Connectivity (Switzerland)	1,908,585
119,390	Western Union	2,387,800

		20,761,345

	Materials – 3.75%
27,465	Compass Minerals International	1,911,289
23,224	Praxair	2,706,525

		4,617,814

	Telecommunication Services – 3.10%
68,907	Verizon Communications	3,818,137

	Utilities – 5.02%
33,836	AmeriGas Partners LP	1,688,078
40,789	National Fuel Gas	2,304,986
42,382	Vectren	2,192,421

		6,185,485

	Total Common Stocks (Cost $107,099,932)	122,762,949

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.23%

279,867	BlackRock Liquidity Funds TempFund Portfolio	$279,867

	Total Investment Company (Cost $279,867)	279,867

Total Investments – 99.97% (Cost $107,379,799)*		123,042,816

Net Other Assets and Liabilities – 0.03%		32,453

Net Assets – 100.00%		$123,075,269

*	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$17,661,697
Gross unrealized depreciation	(1,998,680)

Net unrealized appreciation	$15,663,017

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/Fairpointe Mid Cap Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.24%

	Consumer Discretionary – 32.16%
2,023,300	BorgWarner	$67,133,094
1,771,400	Cooper Tire & Rubber	58,438,486
5,189,900	DeVry Education Group (a)	115,579,073
6,002,400	Gentex	106,062,408
1,213,400	Interpublic Group	27,981,004
676,600	Lear	76,760,270
5,057,400	Lions Gate Entertainment	101,097,426
2,888,900	Mattel	96,431,482
9,768,354	New York Times, Class A (a)	126,793,235
22,950,800	Office Depot *	79,409,768
1,480,855	Scholastic (a)	60,863,141
4,542,600	TEGNA	99,482,940
7,497,652	Time (a)	122,436,657
322,700	Whirlpool	62,074,572

		1,200,543,556

	Consumer Staples – 1.01%
571,100	Bunge	37,601,224

	Energy – 6.82%
4,017,892	FMC Technologies *	101,974,099
16,402,200	McDermott International *	84,963,396
6,167,800	Transocean (Switzerland)	67,784,122

		254,721,617

	Financials – 6.11%
230,700	Cincinnati Financial	17,233,290
227,785	Eaton Vance	8,612,551
1,329,500	Northern Trust	89,860,905
2,051,300	Raymond James Financial	112,616,370

		228,323,116

	Healthcare – 5.23%
825,000	Quest Diagnostics	71,247,000

Shares		Market Value

	Healthcare (continued)
1,307,700	Varian Medical Systems *	$123,891,498

		195,138,498

	Industrials – 12.75%
1,639,200	AGCO	78,943,872
1,998,900	Chicago Bridge & Iron (Netherlands)	67,582,809
2,270,835	Copa Holdings, Class A (Panama)	152,145,945
1,156,800	Donaldson	41,795,184
747,700	Stericycle *	67,494,879
2,705,800	Werner Enterprises	67,969,696

		475,932,385

	Information Technology – 21.04%
1,650,500	Akamai Technologies *	83,399,765
4,238,692	Cree *	121,226,591
1,664,148	Itron * (a)	71,042,478
5,157,600	Jabil Circuit	104,957,160
6,151,500	Juniper Networks	139,577,535
4,504,700	Nuance Communications *	72,390,529
255,400	NVIDIA	14,583,340
4,551,200	Teradata *	129,163,056
4,967,138	Unisys * (a)	49,224,338

		785,564,792

	Materials – 13.12%
12,307,100	Alcoa	130,701,402
2,291,004	Domtar	90,196,827
2,391,462	FMC	113,690,103
27,163,600	Gerdau, SP ADR (Brazil)	64,106,096
3,317,500	United States Steel	91,198,075

		489,892,503

	Total Common Stocks (Cost $3,404,004,239)	3,667,717,691

INVESTMENT COMPANY – 2.30%

85,690,965	BlackRock Liquidity Funds TempFund Portfolio	85,690,965

	Total Investment Company (Cost $85,690,965)	85,690,965

Total Investments – 100.54% (Cost $3,489,695,204)**		3,753,408,656

Net Other Assets and Liabilities – (0.54)%		(20,185,213)

Net Assets – 100.00%		$3,733,223,443

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$586,619,415
Gross unrealized depreciation	(322,905,963)

Net unrealized appreciation	$263,713,452

(a)	These securities have been determined to be illiquid securities. At July 31, 2016, these securities amounted to $545,938,922, or 14.62% of net assets.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 94.38%

	Consumer Discretionary – 26.14%
2,700	Dollar General	$255,798
3,880	Dollar Tree *	373,605
5,380	Dunkin’ Brands Group	243,768
2,300	Expedia	268,295
9,010	Hanesbrands	240,207
2,030	Harman International Industries	167,759
11,740	LKQ *	403,739
415	O’Reilly Automotive *	120,611
708	Panera Bread, Class A *	155,279
1,970	Ross Stores	121,805
4,940	ServiceMaster Global Holdings *	186,880
3,260	Tractor Supply	298,779

		2,836,525

	Consumer Staples – 6.63%
3,330	Blue Buffalo Pet Products *	85,514
1,860	Mead Johnson Nutrition	165,912
1,620	Molson Coors Brewing, Class B	165,499
1,879	Monster Beverage *	301,824

		718,749

	Energy – 1.29%
1,200	Core Laboratories (Netherlands)	140,172

	Financials – 12.25%
1,564	FactSet Research Systems	268,945
3,320	First Republic Bank	237,944
1,239	Intercontinental Exchange	327,344
5,140	Raymond James Financial	282,186
1,768	Signature Bank New York NY *	212,584

		1,329,003

	Healthcare – 15.06%
5,210	Cerner *	325,052
1,770	Edwards Lifesciences *	202,700

Shares		Market Value

	Healthcare (continued)
732	Henry Schein *	$132,477
1,590	Laboratory Corp of America Holdings *	221,900
3,490	MEDNAX *	240,496
2,870	Quintiles Transnational Holdings *	222,827
4,050	VCA *	288,927

		1,634,379

	Industrials – 15.56%
2,550	AMETEK	119,927
3,690	Copart *	186,124
8,550	HD Supply Holdings *	309,425
7,575	IHS Markit (United Kingdom) *	263,156
3,430	J.B. Hunt Transport Services	285,136
1,166	Snap-On	183,260
2,930	Verisk Analytics *	249,870
1,330	Wabtec	91,105

		1,688,003

	Information Technology – 17.45%
3,580	Amphenol, Class A	213,082
2,120	ANSYS *	189,443
2,920	Arista Networks *	208,108
2,350	EPAM Systems *	165,064
1,090	F5 Networks *	134,528
2,860	Fidelity National Information Services	227,456
905	FleetCor Technologies *	137,270
4,860	M/A-COM Technology Solutions Holdings *	192,019
1,680	Skyworks Solutions	110,914
3,370	WEX *	315,702

		1,893,586

	Total Common Stocks (Cost $8,604,197)	10,240,417

INVESTMENT COMPANY – 4.81%

522,047	BlackRock Liquidity Funds TempFund Portfolio	522,047

	Total Investment Company (Cost $522,047)	522,047

Total Investments – 99.19% (Cost $9,126,244)**		10,762,464

Net Other Assets and Liabilities – 0.81%		87,880

Net Assets – 100.00%		$10,850,344

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,740,406
Gross unrealized depreciation	(104,186)

Net unrealized appreciation	$1,636,220

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.30%

	Consumer Discretionary – 16.49%
39,995	CalAtlantic Group	$1,448,219
36,773	Dave & Buster’s Entertainment *	1,636,399
56,818	Monro Muffler Brake	3,557,942
144,505	Nexstar Broadcasting Group, Class A	7,304,727
19,692	Papa John’s International	1,456,223
149,788	Sonic	4,030,795
25,883	Vail Resorts	3,703,081
18,564	Wayfair, Class A *	807,534

		23,944,920

	Consumer Staples – 4.14%
33,858	Casey’s General Stores	4,521,396
26,083	National Beverage *	1,496,121

		6,017,517

	Financials – 8.28%
75,967	BofI Holding *	1,277,765
20,277	DuPont Fabros Technology, REIT	969,849
147,443	National Storage Affiliates Trust, REIT	3,150,857
21,554	Pinnacle Financial Partners	1,144,733
16,622	Primerica	856,199
28,935	QTS Realty Trust, Class A, REIT	1,656,529
16,694	Sovran Self Storage, REIT	1,708,965
36,858	Western Alliance Bancorp *	1,254,278

		12,019,175

	Healthcare – 23.56%
76,264	ACADIA Pharmaceuticals *	2,824,819
22,183	Adeptus Health, Class A *	988,696
20,918	Alder Biopharmaceuticals *	671,468
71,165	Allscripts Healthcare Solutions *	1,004,850

Shares		Market Value

	Healthcare (continued)
7,857	AMN Healthcare Services *	$332,351
38,096	Amsurg *	2,857,581
24,081	athenahealth *	3,077,311
147,446	Cross Country Healthcare *	2,155,661
38,210	Globus Medical, Class A *	876,920
154,036	HealthSouth	6,631,250
74,778	Neurocrine Biosciences *	3,756,099
29,272	Nevro *	2,420,794
18,490	Pacira Pharmaceuticals *	670,263
16,729	PAREXEL International *	1,118,334
56,322	Radius Health *	2,653,893
10,197	Steris	723,477
22,682	Ultragenyx Pharmaceutical *	1,435,317

		34,199,084

	Industrials – 10.92%
37,322	Apogee Enterprises	1,744,804
34,736	Dycom Industries *	3,266,921
93,166	Echo Global Logistics *	2,306,790
42,880	HNI	2,235,334
25,145	Knight Transportation	750,075
61,706	Manitowoc Foodservice *	1,131,688
27,731	Masonite International *	1,936,456
24,817	WageWorks *	1,533,939
31,854	XPO Logistics *	943,515

		15,849,522

	Information Technology – 29.59%
21,969	Belden	1,608,350
83,600	Cavium *	3,901,612
29,666	Euronet Worldwide *	2,262,329
37,754	Fleetmatics Group *	1,621,912
116,449	GTT Communications *	2,390,698
802,723	Internap *	1,782,045
68,586	InterXion Holding *	2,598,038
66,107	M/A-COM Technology Solutions Holdings *	2,611,888
22,080	Manhattan Associates *	1,281,744
35,668	MAXIMUS	2,101,559
100,092	Microsemi *	3,903,588
65,262	MINDBODY, Class A *	1,146,653
11,661	Paylocity Holding *	520,547
120,980	SS&C Technologies Holdings	3,897,976
199,086	Synchronoss Technologies *	7,433,871
9,205	Tyler Technologies *	1,500,599
36,951	WNS Holdings, ADR *	1,037,215
44,963	Zendesk *	1,359,681

		42,960,305

	Materials – 3.47%
27,221	Berry Plastics Group *	1,116,061
177,263	Summit Materials, Class A *	3,924,603

		5,040,664

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 2.85%
214,295	Vonage Holdings *	$1,270,769
101,396	Zayo Group Holdings *	2,869,507

		4,140,276

	Total Common Stocks (Cost $137,734,177)	144,171,463

RIGHTS – 0.00%

	Healthcare – 0.00%
99,639	Dyax, CVR Expiration 12/31/19* (a)(b)	996

	Total Rights (Cost $0)	996

INVESTMENT COMPANY – 1.16%

1,677,209	BlackRock Liquidity Funds TempFund Portfolio	1,677,209

	Total Investment Company (Cost $1,677,209)	1,677,209

Total Investments – 100.46% (Cost $139,411,386)**		145,849,668

Net Other Assets and Liabilities – (0.46)%		(668,565)

Net Assets – 100.00%		$145,181,103

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$12,907,868
Gross unrealized depreciation	(6,469,586)

Net unrealized appreciation	$6,438,282

(a)	Securities with a total aggregate market value of $996, or 0.001% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

(b)	The security is restricted for resale.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.41%

	Consumer Discretionary – 25.16%
2,148	Biglari Holdings *	$891,656
38,787	Bloomin’ Brands	697,390
26,151	International Speedway, Class A	883,119
26,331	J. Alexander’s Holdings *	251,988
65,970	La Quinta Holdings *	816,049
10,854	Liberty Broadband, Class C *	687,167
28,951	Liberty Ventures, Class A *	1,091,742
2,799	Madison Square Garden, Class A *	511,629
5,510	Michael Kors Holdings (British Virgin Islands) *	284,977
23,600	Motorcar Parts of America *	661,508
9,243	Murphy USA *	708,384
26,139	News, Class A	339,023
6,240	Polaris Industries	616,200
45,781	SeaWorld Entertainment	705,027
21,582	SodaStream International (Israel) *	519,047
21,207	Tribune Media, Class A	785,719

		10,450,625

	Consumer Staples – 2.64%
28,193	Ingles Markets, Class A	1,094,734

	Energy – 2.90%
4,393	Energen *	208,140
41,733	Evolution Petroleum	227,445
70,830	Gran Tierra Energy *	196,199
16,045	PBF Energy, Class A	358,445
11,123	PHI *	214,896

		1,205,125

	Financials – 18.64%
1,103	Alleghany *	599,481

Shares		Market Value

	Financials (continued)
18,003	Allied World Assurance Co Holdings AG (Switzerland)	$737,943
2,451	American National Insurance	280,272
32,567	Capital Southwest	476,455
13,190	CNA Financial	419,838
143,595	FNFV Group *	1,713,088
21,465	GEO Group, REIT	742,904
35,949	Leucadia National	656,429
69,432	PICO Holdings *	699,875
1,722	White Mountains Insurance Group (Bermuda)	1,414,313

		7,740,598

	Healthcare – 5.78%
19,919	Air Methods *	663,104
16,352	Akorn *	559,729
16,630	Myriad Genetics *	515,197
20,300	Premier, Class A *	663,810

		2,401,840

	Industrials – 24.41%
61,546	Air Transport Services Group *	891,186
18,083	Cubic	738,510
15,299	Forward Air	708,038
4,739	Insperity	371,964
7,682	Kansas City Southern	738,317
16,775	Kelly Services, Class A	343,384
26,623	KLX *	859,923
2,629	MSC Industrial Direct, Class A	188,841
27,556	SP Plus *	662,171
16,166	Spirit AeroSystems Holdings, Class A *	701,281
1,966	Stericycle *	177,471
29,613	TriNet Group *	642,306
15,136	UniFirst	1,769,096
11,374	US Ecology	515,242
23,805	Viad	828,890

		10,136,620

	Information Technology – 17.78%
38,620	Blackhawk Network Holdings *	1,343,591
15,689	CSG Systems International	631,640
19,880	Dolby Laboratories, Class A	1,000,164
9,436	ePlus *	793,663
29,225	Match Group *	460,294
1,444	MicroStrategy, Class A *	252,541
39,063	NeuStar, Class A *	983,997
5,830	OSI Systems *	346,710
30,891	Rackspace Hosting *	723,776
44,320	VeriFone Systems *	849,171

		7,385,547

	Telecommunication Services – 1.19%
15,643	Telephone & Data Systems	492,598

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 0.91%
6,698	National Fuel Gas	$378,504

	Total Common Stocks (Cost $38,946,749)	41,286,191

INVESTMENT COMPANY – 1.64%

680,378	BlackRock Liquidity Funds TempFund Portfolio	680,378

	Total Investment Company (Cost $680,378)	680,378

Total Investments – 101.05% (Cost $39,627,127)**		41,966,569

Net Other Assets and Liabilities – (1.05)%		(436,792)

Net Assets – 100.00%		$41,529,777

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$4,757,658
Gross unrealized depreciation	(2,418,216)

Net unrealized appreciation	$2,339,442

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/River Road Small Cap Value Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 91.68%

	Consumer Discretionary – 20.15%
13,249	Biglari Holdings *	$5,499,792
252,040	Bloomin’ Brands	4,531,679
181,950	International Speedway, Class A	6,144,451
274,395	J. Alexander’s Holdings *	2,625,960
422,930	La Quinta Holdings *	5,231,644
136,180	Marcus	3,016,387
134,641	Monarch Casino & Resort *	3,141,175
145,133	Motorcar Parts of America *	4,068,078
70,500	Murphy USA *	5,403,120
303,014	SeaWorld Entertainment	4,666,416
151,000	SodaStream International (Israel) *	3,631,550
135,864	Tribune Media, Class A	5,033,761
254,360	UCP Class A *	2,136,624

		55,130,637

	Consumer Staples – 2.55%
179,337	Ingles Markets, Class A	6,963,656

	Energy – 4.15%
31,880	Energen *	1,510,474
584,473	Evolution Petroleum (a)	3,185,378
694,958	Gran Tierra Energy *	1,925,034
110,660	PBF Energy, Class A	2,472,144
41,610	PHI *	803,905
80,390	QEP Resources *	1,463,098

		11,360,033

	Financials – 17.68%
65,020	1st Source	2,185,322
138,210	Allied World Assurance Co Holdings AG (Switzerland)	5,665,228
35,780	American National Insurance	4,091,443

Shares		Market Value

	Financials (continued)
209,054	Capital Southwest	$3,058,460
7,185	First Citizens BancShares, Class A	1,866,519
941,465	FNFV Group *	11,231,677
149,255	GEO Group, REIT	5,165,716
360,294	PICO Holdings *	3,631,764
13,968	White Mountains Insurance Group (Bermuda)	11,472,198

		48,368,327

	Healthcare – 4.23%
132,766	Air Methods *	4,419,780
107,628	Akorn *	3,684,106
111,950	Myriad Genetics *	3,468,211

		11,572,097

	Industrials – 22.15%
442,495	Air Transport Services Group *	6,407,328
27,210	Argan	1,255,197
8,272	Barrett Business Services Group	355,531
118,257	Cubic	4,829,616
107,520	Forward Air	4,976,026
35,269	Insperity	2,768,264
159,500	Kelly Services, Class A	3,264,965
195,977	KLX *	6,330,057
265,369	SP Plus *	6,376,817
199,083	TriNet Group *	4,318,110
93,877	UniFirst	10,972,344
79,325	US Ecology	3,593,422
148,224	Viad	5,161,160

		60,608,837

	Information Technology – 19.22%
242,576	Blackhawk Network Holdings *	8,439,219
133,105	Computer Services (a)	4,958,161
102,190	CSG Systems International	4,114,169
60,069	ePlus *	5,052,404
160,578	Ituran Location and Control (Israel)	3,847,449
288,776	Match Group *	4,548,222
9,503	MicroStrategy, Class A *	1,661,980
203,802	NeuStar, Class A *	5,133,772
38,540	OSI Systems *	2,291,974
225,420	Rackspace Hosting *	5,281,591
22,340	Tech Data *	1,740,956
288,430	VeriFone Systems *	5,526,319

		52,596,216

	Telecommunication Services – 1.55%
134,240	Telephone & Data Systems	4,227,218

	Total Common Stocks (Cost $206,516,603)	250,827,021

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/River Road Small Cap Value Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 8.50%

23,259,127	BlackRock Liquidity Funds TempFund Portfolio	$23,259,127

	Total Investment Company (Cost $23,259,127)	23,259,127

Total Investments – 100.18% (Cost $229,775,730)**		274,086,148

Net Other Assets and Liabilities – (0.18)%		(498,684)

Net Assets – 100.00%		$273,587,464

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$52,623,813
Gross unrealized depreciation	(8,313,395)

Net unrealized appreciation	$44,310,418

(a)	These securities have been determined to be illiquid securities. At July 31, 2016, these securities amounted to $8,143,539, or 2.98% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.55%

	Consumer Discretionary – 8.29%
110,210	EW Scripps, Class A *	$1,869,162
153,710	La-Z-Boy	4,645,116
36,390	Lithia Motors, Class A	3,140,093
52,690	Meredith	2,870,551
158,340	Wolverine World Wide	3,877,747

		16,402,669

	Consumer Staples – 2.80%
24,774	J & J Snack Foods	3,012,766
19,414	Lancaster Colony	2,523,043

		5,535,809

	Energy – 3.80%
206,660	Callon Petroleum *	2,353,858
134,420	Forum Energy Technologies *	2,195,079
141,330	Matador Resources *	2,980,649

		7,529,586

	Financials – 22.09%
240,490	BancorpSouth	5,728,472
242,050	CVB Financial	3,981,723
62,438	EastGroup Properties, REIT	4,596,686
155,914	Horace Mann Educators	5,329,140
86,739	Iberiabank	5,418,585
107,453	Independent Bank/Rockland MA	5,395,215
153,190	Pebblebrook Hotel Trust, REIT	4,542,083
198,830	Physicians Realty Trust, REIT	4,318,587
77,070	QTS Realty Trust, Class A, REIT	4,412,258

		43,722,749

	Healthcare – 8.23%
43,887	Analogic	3,687,386
39,394	ICU Medical *	4,599,642

Shares		Market Value

	Healthcare (continued)
97,960	INC Research Holdings, Class A *	$4,360,200
64,080	Integer Holdings *	1,423,217
26,220	Integra LifeSciences Holdings *	2,209,559

		16,280,004

	Industrials – 23.85%
103,615	Altra Industrial Motion	2,942,666
183,240	Babcock & Wilcox Enterprises *	2,814,566
41,340	CIRCOR International	2,353,900
85,876	EMCOR Group	4,783,293
88,290	ESCO Technologies	3,739,081
40,670	G & K Services, Class A	3,262,141
59,550	Hillenbrand	1,926,443
169,590	Knoll	4,282,148
73,969	MSA Safety	4,133,388
258,700	Mueller Water Products, Class A	3,068,182
162,770	Quanex Building Products	3,253,771
40,870	Standex International	3,629,256
91,829	US Ecology	4,159,854
46,260	Watts Water Technologies, Class A	2,861,181

		47,209,870

	Information Technology – 16.91%
115,607	ACI Worldwide *	2,290,175
291,280	Entegris *	4,977,975
40,410	Itron *	1,725,103
46,825	Littelfuse	5,854,062
104,130	MACOM Technology Solutions Holdings *	4,114,176
148,450	Mentor Graphics	3,170,892
69,480	Methode Electronics	2,433,884
123,765	MKS Instruments	5,653,585
116,470	NetScout Systems *	3,258,831

		33,478,683

	Materials – 6.89%
76,590	H.B. Fuller	3,566,030
76,080	Ingevity *	2,911,582
64,430	Minerals Technologies	4,204,702
142,623	PH Glatfelter	2,946,591

		13,628,905

	Utilities – 3.69%
39,783	MGE Energy	2,233,816
39,610	ONE Gas	2,573,066
57,309	Portland General Electric	2,502,684

		7,309,566

	Total Common Stocks (Cost $176,133,361)	191,097,841

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 3.10%

6,130,995	BlackRock Liquidity Funds TempFund Portfolio	$6,130,995

	Total Investment Company (Cost $6,130,995)	6,130,995

Total Investments – 99.65% (Cost $182,264,356)**		197,228,836

Net Other Assets and Liabilities – 0.35%		700,292

Net Assets – 100.00%		$197,929,128

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$20,666,318
Gross unrealized depreciation	(5,701,838)

Net unrealized appreciation	$14,964,480

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON Small Cap Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.01%

	Consumer Discretionary – 16.87%
27,195	BJ’s Restaurants *	$1,056,254
66,904	Build-A-Bear Workshop *	911,902
27,075	Burlington Stores *	2,071,508
36,273	Chuy’s Holdings *	1,223,126
42,776	Five Below *	2,182,004
48,225	Fox Factory Holding *	925,438
53,948	Grand Canyon Education *	2,269,053
21,093	Hibbett Sports *	736,568
17,694	Oxford Industries	1,011,743
19,118	Pool	1,955,389
11,947	Vitamin Shoppe *	349,569

		14,692,554

	Consumer Staples – 3.03%
56,480	Amplify Snack Brands *	805,405
13,850	PriceSmart	1,078,638
54,685	Smart & Final Stores *	754,106

		2,638,149

	Energy – 1.16%
47,936	Matador Resources *	1,010,970

	Financials – 10.59%
33,416	Encore Capital Group *	815,685
16,472	Greenhill	326,640
41,428	Heritage Insurance Holdings	513,293
14,364	MarketAxess Holdings	2,322,084
32,772	PrivateBancorp	1,448,522
53,277	STAG Industrial, REIT	1,352,170
18,331	Stifel Financial *	648,001
12,560	Sun Communities, REIT	994,124

Shares		Market Value

	Financials (continued)
16,533	Texas Capital Bancshares *	$802,512

		9,223,031

	Healthcare – 24.76%
8,726	ABIOMED *	1,029,406
22,838	Acadia Healthcare *	1,290,347
16,965	Align Technology *	1,512,430
138,670	Amicus Therapeutics *	931,862
30,493	Bruker	759,886
47,789	Catalent *	1,220,531
36,208	DBV Technologies, SP ADR (France) *	1,252,797
47,869	Dynavax Technologies *	738,619
31,178	Emergent BioSolutions *	1,041,033
56,849	Endologix *	802,139
50,299	Globus Medical, Class A *	1,154,362
9,720	ICU Medical *	1,134,907
30,915	Impax Laboratories *	971,349
105,014	Inotek Pharmaceuticals *	995,533
31,136	Medidata Solutions *	1,654,878
23,750	Neurocrine Biosciences *	1,192,963
27,197	Retrophin *	487,642
22,241	Team Health Holdings *	908,322
15,419	West Pharmaceutical Services	1,237,837
57,102	Wright Medical Group (Netherlands) *	1,252,247

		21,569,090

	Industrials – 14.99%
18,025	CEB	1,082,221
18,789	Exponent	954,669
15,308	Graco	1,132,945
22,877	HEICO	1,590,180
28,043	Knight Transportation	836,523
29,395	Mobile Mini	955,631
17,446	Proto Labs *	960,228
58,904	Ritchie Bros Auctioneers (Canada)	1,955,613
26,795	Thermon Group Holdings *	540,723
31,500	WageWorks *	1,947,015
18,888	Woodward	1,105,704

		13,061,452

	Information Technology – 24.28%
19,988	Blackbaud	1,336,198
30,874	Bottomline Technologies *	651,750
15,694	Cabot Microelectronics	825,818
56,803	Callidus Software *	1,166,166
22,648	Cardtronics, Class A *	996,286
27,054	Cognex	1,222,029
31,176	comScore *	809,017
17,470	CyberArk Software *	985,133
23,331	EPAM Systems *	1,638,769
11,439	FEI	1,217,338
21,068	Forrester Research	862,313
23,100	Interactive Intelligence Group *	1,246,245
50,882	Intralinks Holdings *	354,139
23,695	LogMeIn *	2,035,637
26,320	MACOM Technology Solutions Holdings *	1,039,903

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON Small Cap Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Information Technology (continued)
32,673	Power Integrations	$1,864,648
8,945	Tyler Technologies *	1,458,214
40,356	VeriFone Systems *	773,221
12,565	Zebra Technologies, Class A *	666,071

		21,148,895

	Materials – 3.33%
24,693	Balchem	1,577,142
50,044	Flotek Industries *	710,625
43,287	KapStone Paper and Packaging	618,138

		2,905,905

	Total Common Stocks (Cost $72,615,963)	86,250,046

INVESTMENT COMPANY – 1.47%

1,279,813	BlackRock Liquidity Funds TempFund Portfolio	1,279,813

	Total Investment Company (Cost $1,279,813)	1,279,813

Total Investments – 100.48% (Cost $73,895,776)**		87,529,859

Net Other Assets and Liabilities – (0.48)%		(422,308)

Net Assets – 100.00%		$87,107,551

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$17,050,419
Gross unrealized depreciation	(3,416,336)

Net unrealized appreciation	$13,634,083

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited)

At July 31, 2016, 23.06% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 27.99%

	Basic Materials – 0.33%
$ 1,000,000	Inversiones CMPC SA (Chile) 4.500%, 04/25/22	$1,055,897
135,000	PQ Senior Secured Notes 6.750%, 11/15/22 (a)	142,341
200,000	Sociedad Quimica y Minera de Chile SA (Chile) Senior Unsecured Notes 5.500%, 04/21/20	213,500
1,000,000	4.375%, 01/28/25	1,000,000

		2,411,738

	Consumer Discretionary – 1.51%
2,000,000	Adani Ports & Special Economic Zone (India) Senior Unsecured Notes 3.500%, 07/29/20	2,011,420
355,000	Amazon.com Senior Unsecured Notes 3.800%, 12/05/24	400,647
250,000	American Axle & Manufacturing 6.625%, 10/15/22	265,625
130,000	Asbury Automotive Group 6.000%, 12/15/24	133,965
430,000	Camposol SA (Peru) Senior Secured Notes 10.500%, 07/15/21 (a)	361,200

Par Value		Market Value

	Consumer Discretionary (continued)
$ 350,000	Celgene Senior Unsecured Notes 3.875%, 08/15/25	$380,560
370,000	CVS Health Senior Unsecured Notes 2.875%, 06/01/26	381,806
75,000	Dollar Tree 5.750%, 03/01/23	81,188
565,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	778,798
175,000	GLP Capital LP 5.375%, 04/15/26	187,031
265,000	Goodyear Tire & Rubber 5.125%, 11/15/23	281,563
170,000	Gray Television 7.500%, 10/01/20	177,650
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	616,500
265,000	HD Supply 7.500%, 07/15/20	277,256
260,000	Home Depot Senior Unsecured Notes 3.350%, 09/15/25	287,519
440,000	3.000%, 04/01/26	474,471
300,000	Hutchison Whampoa International 12 (Cayman Islands) 6.000%, 05/29/49 (b)	310,350
700,000	Hutchison Whampoa International 12 II (Cayman Islands) 3.250%, 11/08/22	744,400
180,000	Levi Strauss Senior Unsecured Notes 5.000%, 05/01/25	184,950
270,000	NCL (Bermuda) Senior Unsecured Notes 5.250%, 11/15/19 (a)	277,425
240,000	Newell Brands Senior Unsecured Notes 3.150%, 04/01/21	252,105
90,000	Pilgrim’s Pride 5.750%, 03/15/25 (a)	91,575
130,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	135,850
30,000	Revlon Escrow Senior Unsecured Notes 6.250%, 08/01/24 (a) (c)	30,450
250,000	Sally Holdings 5.750%, 06/01/22	261,875
165,000	Station Casinos 7.500%, 03/01/21	174,735
280,000	Tenet Healthcare Senior Unsecured Notes 6.750%, 06/15/23	270,550

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Discretionary (continued)
$ 765,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	$792,253
210,000	Viking Cruises (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	186,375
220,000	WMG Acquisition 6.750%, 04/15/22 (a)	232,100

		11,042,192

	Consumer Staples – 2.35%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	180,000
600,000	Central American Bottling (British Virgin Islands) 6.750%, 02/09/22	617,832
295,000	Coca-Cola Senior Unsecured Notes 1.650%, 11/01/18	299,931
370,000	1.875%, 10/27/20	379,632
800,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	764,000
2,500,000	Cosan Overseas (Cayman Islands) 8.250%, 11/29/49	2,500,000
140,000	Dana Holding Senior Unsecured Notes 5.500%, 12/15/24	142,625
1,804,833	ENA Norte Trust (Panama) 4.950%, 04/25/23	1,890,563
225,000	Express Scripts Holding 4.500%, 02/25/26	250,911
80,000	HCA 5.375%, 02/01/25	83,450
175,000	5.875%, 02/15/26	187,688
500,000	IOI Investment (Malaysia) 4.375%, 06/27/22	523,734
290,000	JBS USA Senior Unsecured Notes 5.750%, 06/15/25 (a)	284,200
460,000	Kraft Heinz Foods 1.600%, 06/30/17 (a)	462,093
265,000	2.000%, 07/02/18 (a)	268,927
100,000	Kroger Senior Notes 6.150%, 01/15/20	115,232
820,000	Senior Unsecured Notes 3.400%, 04/15/22	883,703
670,000	Laboratory Corp of America Holdings Senior Unsecured Notes 2.500%, 11/01/18	682,307
725,000	4.700%, 02/01/45	799,376
130,000	Maestro Peru SA (Peru) 6.750%, 09/26/19	135,850
500,000	Marfrig Holdings Europe BV (Netherlands) 8.000%, 06/08/23 (a)	514,850

Par Value		Market Value

	Consumer Staples (continued)
$ 300,000	Minerva Luxembourg SA (Luxembourg) 8.750%, 12/29/49 (a) (b)	$310,875
400,000	8.750%, 12/29/49 (b)	414,500
170,000	Post Holdings 7.375%, 02/15/22	182,232
190,000	5.000%, 08/15/26 (a) (c)	189,881
265,000	Prime Security Services Borrower Secured Notes 9.250%, 05/15/23 (a)	283,550
90,000	RegionalCare Hospital Partners Holdings Senior Secured Notes 8.250%, 05/01/23 (a)	93,825
140,000	Revlon Consumer Products 5.750%, 02/15/21	142,800
170,000	Rite Aid 6.125%, 04/01/23 (a)	181,050
290,000	Scientific Games International Senior Secured Notes 7.000%, 01/01/22 (a)	303,050
250,000	Spectrum Brands 5.750%, 07/15/25	271,875
85,000	TreeHouse Foods 6.000%, 02/15/24 (a)	91,800
1,370,000	Tyson Foods 3.950%, 08/15/24	1,495,993
170,000	Vizient Senior Unsecured Notes 10.375%, 03/01/24 (a)	192,100
650,000	Wal-Mart Stores Senior Unsecured Notes 4.300%, 04/22/44	781,032
245,000	Zimmer Biomet Holdings Senior Unsecured Notes 2.700%, 04/01/20	250,473

		17,151,940

	Energy – 2.94%
390,000	Apache Senior Unsecured Notes 4.750%, 04/15/43	389,214
300,000	Bharat Petroleum (India) Senior Unsecured Notes 4.625%, 10/25/22	326,970
500,000	Bharat Petroleum (India), EMTN 4.000%, 05/08/25	519,724
575,000	BP Capital Markets (United Kingdom) 3.062%, 03/17/22	604,502
140,000	3.119%, 05/04/26	143,092
131,000	Chevron Senior Unsecured Notes 1.790%, 11/16/18	132,948
1,100,000	CNOOC Finance 2015 Australia Property (Australia) 2.625%, 05/05/20	1,122,849

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Energy (continued)
$ 2,000,000	Delek & Avner Tamar Bond (Israel) Senior Unsecured Notes 4.435%, 12/30/20 (a)	$2,105,000
500,000	5.412%, 12/30/25 (a)	531,875
400,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 7.375%, 09/18/43	402,800
1,150,000	5.875%, 05/28/45	1,022,063
85,000	Energy Transfer Partners LP Senior Unsecured Notes 5.200%, 02/01/22	90,834
750,000	4.750%, 01/15/26	765,157
330,000	Energy XXI Gulf Coast 9.250%, 12/15/17 (d)	36,300
45,000	7.500%, 12/15/21 (d)	4,950
44,000	Senior Secured Notes 11.000%, 03/15/20 (a) (d)	15,620
340,000	EOG Resources Senior Unsecured Notes 4.150%, 01/15/26	373,221
115,000	EPL Oil & Gas 8.250%, 02/15/18 (d)	17,250
200,000	Inkia Energy (Peru) Senior Unsecured Notes 8.375%, 04/04/21 (a)	210,000
600,000	8.375%, 04/04/21	630,000
1,200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21	1,272,000
590,000	Kinder Morgan Energy Partners, MTN Senior Unsecured Notes 6.950%, 01/15/38	673,320
395,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22	193,550
270,000	MPLX LP 5.500%, 02/15/23 (a)	278,517
180,000	Occidental Petroleum Senior Unsecured Notes 3.400%, 04/15/26	189,582
1,500,000	ONGC Videsh 3.750%, 05/07/23	1,567,142
200,000	4.625%, 07/15/24	217,828
750,000	Pacific Rubiales Energy (Canada) 5.125%, 03/28/23 (d)	127,500
500,000	5.625%, 01/19/25 (a) (d)	82,500
300,000	5.625%, 01/19/25 (d)	49,500
200,000	Petroleos Mexicanos (Mexico) 5.500%, 01/21/21	213,250
200,000	6.375%, 01/23/45	200,700
1,265,000	5.625%, 01/23/46	1,163,610
2,200,000	Petronas Global Sukuk (Morocco) Senior Unsecured Notes 2.707%, 03/18/20	2,236,700

Par Value		Market Value

	Energy (continued)
$ 181,000	Phillips 66 5.875%, 05/01/42	$219,789
75,000	4.875%, 11/15/44	82,559
1,000,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	1,032,500
115,000	Sanchez Energy 6.125%, 01/15/23	77,913
40,000	Sandridge Energy Senior Secured Notes 8.750%, 06/01/20 (a)	13,900
365,000	Schlumberger Holdings Senior Unsecured Notes 2.350%, 12/21/18 (a)	372,840
1,700,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	1,772,250

		21,481,819

	Financials – 9.25%
400,000	Agromercantil Senior Trust (Cayman Islands) 6.250%, 04/10/19 (a)	419,500
900,000	6.250%, 04/10/19	943,875
5,000	Air Lease Senior Unsecured Notes 3.375%, 06/01/21	5,220
710,000	3.750%, 02/01/22	736,075
545,000	Ally Financial Senior Unsecured Notes 4.125%, 03/30/20	560,325
180,000	Ally Financial Senior Unsecured Notes 4.250%, 04/15/21	184,275
1,090,000	American Express Credit Senior Unsecured Notes 2.250%, 05/05/21	1,114,426
225,000	American Express Credit, GMTN Senior Unsecured Notes 2.250%, 08/15/19	230,622
175,000	Anheuser-Busch InBev Finance 4.900%, 02/01/46	215,263
215,000	Argos Merger Sub Senior Unsecured Notes 7.125%, 03/15/23 (a)	225,481
665,000	Australia & New Zealand Banking Group, EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	748,266
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25	509,750
200,000	Banco de Bogota SA (Colombia) Subordinated Notes 5.375%, 02/19/23	205,000
200,000	6.250%, 05/12/26	211,500

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 800,000	Banco de Costa Rica (Costa Rica) 5.250%, 08/12/18	$830,000
300,000	Banco de Reservas De La Republica Dominicana (Dominican Republic) Subordinated Notes 7.000%, 02/01/23 (a)	309,093
200,000	7.000%, 02/01/23	206,062
500,000	Banco do Brasil SA (Brazil) 9.000%, 06/29/49 (a) (b)	405,250
200,000	Banco GNB Sudameris SA (Colombia) Senior Unsecured Notes 3.875%, 05/02/18	199,252
700,000	Subordinated Notes 7.500%, 07/30/22	729,750
1,600,000	Banco Latinoamericano de Comercio Exterior SA (Panama) Senior Unsecured Notes 3.250%, 05/07/20	1,624,000
1,000,000	Banco Mercantil del Norte SA (Mexico) Subordinated Notes 6.862%, 10/13/21 (b)	1,007,500
1,000,000	Banco Nacional de Comercio Exterior SNC (Mexico) Senior Unsecured Notes 4.375%, 10/14/25 (a)	1,062,500
600,000	4.375%, 10/14/25	637,500
600,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 4.875%, 11/01/18	621,000
1,200,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 5.875%, 04/25/21 (a)	1,254,000
150,000	Banco Regional SAECA (Paraguay) Senior Unsecured Notes 8.125%, 01/24/19 (a)	160,125
950,000	8.125%, 01/24/19	1,014,125
300,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Senior Unsecured Notes 4.125%, 11/09/22	315,309
2,300,000	Subordinated Notes 5.950%, 01/30/24 (b)	2,436,436
1,300,000	Bancolombia SA (Colombia) Subordinated Notes 6.125%, 07/26/20	1,404,000
570,000	Bank of America Senior Unsecured Notes 2.000%, 01/11/18	574,018
400,000	2.625%, 04/19/21	408,006
710,000	Bank of Montreal, MTN (Canada) Senior Unsecured Notes 2.375%, 01/25/19	728,197
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	132,000

Par Value		Market Value

	Financials (continued)
$ 450,000	BB&T Senior Unsecured Notes 2.050%, 05/10/21	$457,960
635,000	BB&T, MTN Senior Unsecured Notes 2.450%, 01/15/20	655,011
500,000	BBVA Bancomer SA Subordinated Notes 5.350%, 11/12/29 (b)	512,500
300,000	5.350%, 11/12/29 (a) (b)	307,500
1,000,000	BBVA Bancomer SA (Cayman Islands) Subordinated Notes 6.008%, 05/17/22 (b)	1,014,500
250,000	BBVA Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25 (a)	254,875
676,000	Boston Properties, REIT Senior Unsecured Notes 4.125%, 05/15/21	740,332
500,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23	532,500
200,000	CIMPOR Financial Operations BV (Netherlands) 5.750%, 07/17/24 (a)	165,000
200,000	5.750%, 07/17/24	165,000
365,000	Citigroup Senior Unsecured Notes 2.650%, 10/26/20	374,186
760,000	2.700%, 03/30/21	776,078
300,000	Comcel Trust (Cayman Islands) 6.875%, 02/06/24 (a)	313,500
250,000	CorpGroup Banking SA (Chile) Senior Unsecured Notes 6.750%, 03/15/23 (a)	239,688
500,000	6.750%, 03/15/23	479,375
400,000	Credito Real SAB de CV SOFOM ER (Mexico) Senior Unsecured Notes 7.250%, 07/20/23 (a)	393,420
1,000,000	DBS Bank Subordinated Notes 3.625%, 09/21/22 (b)	1,021,352
165,000	Equinix Senior Unsecured Notes 5.875%, 01/15/26	178,200
280,000	ESH Hospitality 5.250%, 05/01/25 (a)	280,700
400,000	Export-Import Bank Of India (India) Senior Unsecured Notes 3.125%, 07/20/21	409,740
345,000	General Motors Financial 3.200%, 07/13/20	351,956
800,000	Global Bank (Panama) Senior Unsecured Notes 4.750%, 10/05/17	827,000
700,000	5.125%, 10/30/19 (a)	736,750
1,500,000	5.125%, 10/30/19	1,578,750

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 720,000	Goldman Sachs Group Senior Unsecured Notes 2.875%, 02/25/21	$743,143
1,900,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	1,838,820
1,000,000	GrupoSura Finance SA (Cayman Islands) 5.700%, 05/18/21	1,086,250
700,000	5.500%, 04/29/26 (a)	755,125
1,873,185	Guanay Finance (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,901,283
1,900,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	1,907,125
770,000	JPMorgan Chase Senior Unsecured Notes 2.400%, 06/07/21	784,613
745,000	Subordinated Notes 4.250%, 10/01/27	805,015
909,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	1,141,526
700,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	548,625
500,000	Malayan Banking (Malaysia) Subordinated Notes 3.250%, 09/20/22 (b)	505,700
345,000	McGraw Hill Financial 4.400%, 02/15/26	388,737
55,000	MGP Escrow Issuer 5.625%, 05/01/24 (a)	59,043
370,000	Morgan Stanley Senior Unsecured Notes 2.650%, 01/27/20	379,549
220,000	2.500%, 04/21/21	222,848
430,000	3.875%, 01/27/26	460,045
240,000	3.125%, 07/27/26	243,033
720,000	MUFG Americas Holdings Senior Unsecured Notes 1.625%, 02/09/18	721,475
205,000	National Rural Utilities Cooperative Finance 10.375%, 11/01/18	246,463
990,000	2.000%, 01/27/20	1,011,310
175,000	OPE KAG Finance Senior Unsecured Notes 7.875%, 07/31/23 (a)	178,063
2,000,000	Oversea-Chinese Banking, EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (b)	2,095,638
400,000	Peru Enhanced Pass-Through Finance (Cayman Islands) 06/02/25 (e) (f)	315,608
735,000	PNC Funding 3.300%, 03/08/22	787,369

Par Value		Market Value

	Financials (continued)
$ 210,000	Royal Bank of Canada Senior Unsecured Notes 2.500%, 01/19/21	$218,021
690,000	Simon Property Group, REIT Senior Unsecured Notes 3.300%, 01/15/26	743,999
495,000	State Street Senior Unsecured Notes 3.550%, 08/18/25	544,933
265,000	2.650%, 05/19/26	272,422
1,500,000	SUAM Finance BV (Netherlands) 4.875%, 04/17/24	1,571,250
770,000	Sumitomo Mitsui Financial Group (Japan) Senior Unsecured Notes 2.934%, 03/09/21	803,035
355,000	2.058%, 07/14/21	355,103
725,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	741,497
1,000,000	Tanner Servicios Financieros SA (Chile) Senior Unsecured Notes 4.375%, 03/13/18	1,022,500
740,000	TIAA Asset Management Finance Senior Unsecured Notes 2.950%, 11/01/19 (a)	760,043
800,000	Toronto-Dominion Bank (Canada) Senior Unsecured Notes 2.125%, 04/07/21	815,000
355,000	1.800%, 07/13/21	355,772
200,000	Unifin Financiera SA de CV (Mexico) 6.250%, 07/22/19 (a)	202,000
700,000	6.250%, 07/22/19	707,000
1,000,000	United Overseas Bank, EMTN (Singapore) Subordinated Notes 3.750%, 09/19/24 (b)	1,040,421
1,000,000	3.500%, 09/16/26 (b)	1,023,793
605,000	Wells Fargo Senior Unsecured Notes 3.000%, 04/22/26	622,485
660,000	Wells Fargo, MTN Senior Unsecured Notes 3.550%, 09/29/25	710,219
765,000	Westpac Banking Senior Unsecured Notes 2.600%, 11/23/20	792,703

		67,562,176

	Healthcare – 0.80%
673,000	AbbVie Senior Unsecured Notes 4.700%, 05/14/45	746,915
738,000	Actavis Funding SCS (Luxembourg) 2.350%, 03/12/18	749,158

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 725,000	AstraZeneca Senior Unsecured Notes 2.375%, 11/16/20	$745,536
695,000	Cardinal Health Senior Unsecured Notes 1.950%, 06/15/18	703,239
240,000	Centene Senior Unsecured Notes 5.625%, 02/15/21	254,100
565,000	Eli Lilly Senior Unsecured Notes 3.700%, 03/01/45	613,157
265,000	MPH Acquisition Holdings Senior Unsecured Notes 7.125%, 06/01/24 (a)	283,550
175,000	Quintiles Transnational 4.875%, 05/15/23 (a)	179,834
280,000	Select Medical 6.375%, 06/01/21	278,426
115,000	Team Health 7.250%, 12/15/23 (a)	125,638
735,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	746,012
421,000	Zimmer Holdings Senior Unsecured Notes 1.450%, 04/01/17	421,467

		5,847,032

	Industrials – 3.05%
850,000	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23	898,875
500,000	5.625%, 05/18/36 (a)	518,750
300,000	5.625%, 05/18/36	311,250
200,000	Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes 9.750%, 11/13/19 (a)	212,750
200,000	9.750%, 11/13/19	212,750
280,000	Air Medical Merger Sub Senior Unsecured Notes 6.375%, 05/15/23 (a)	271,600
400,000	Avianca Holdings SA (Panama) 8.375%, 05/10/20 (a)	357,000
800,000	8.375%, 05/10/20	714,000
170,000	Berry Plastics Secured Notes 5.500%, 05/15/22	178,713
357,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	546,661
620,000	Burlington Northern Santa Fe Senior Unsecured Notes 4.550%, 09/01/44	745,854

Par Value		Market Value

	Industrials (continued)
$ 610,000	Chevron Senior Unsecured Notes 1.561%, 05/16/19	$616,159
390,000	Delphi 4.150%, 03/15/24	419,955
299,000	Delphi Automotive 4.250%, 01/15/26	328,939
200,000	Eldorado International Finance (Austria) 8.625%, 06/16/21 (a)	172,000
150,000	Energy Transfer Equity LP Senior Secured Notes 5.500%, 06/01/27	146,535
534,000	Enterprise Products Operating 3.700%, 02/15/26	557,451
200,000	ESAL (Austria) 6.250%, 02/05/23	197,000
155,000	Express Scripts Holdings 3.400%, 03/01/27	157,916
90,000	Extraction Oil & Gas Holdings Senior Unsecured Notes 7.875%, 07/15/21 (a)	90,225
705,000	FedEx 4.750%, 11/15/45	829,190
195,000	Gates Global 6.000%, 07/15/22 (a)	178,425
580,000	General Motors Financial 2.400%, 05/09/19	583,510
165,000	3.200%, 07/06/21	167,731
200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	211,500
750,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	761,250
200,000	Grupo Posadas SAB de CV (Mexico) 7.875%, 06/30/22 (a)	207,000
800,000	Latam Airlines Group (Chile) Senior Unsecured Notes 7.250%, 06/09/20 (a)	819,000
650,000	Lockheed Martin Senior Unsecured Notes 4.700%, 05/15/46	793,696
175,000	Lundin Mining (Canada) Senior Secured Notes 7.500%, 11/01/20 (a)	185,535
40,000	Microsemi 9.125%, 04/15/23 (a)	45,600
275,000	Milacron 7.750%, 02/15/21 (a)	290,125
605,000	Mylan NV (Netherlands) 3.150%, 06/15/21 (a)	624,940
400,000	OAS Financial (British Virgin Islands) 8.875%, 04/29/49 (a) (d)	6,000
600,000	8.875%, 04/29/49 (d)	9,000
400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	137,000

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials (continued)
$ 200,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20 (a)	$158,500
400,000	7.375%, 01/31/20	317,000
1,700,000	Petroleos Mexicanos (Mexico) 3.500%, 07/18/18	1,730,600
270,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	278,100
750,000	Reynolds American 4.000%, 06/12/22	824,119
385,000	Reynolds Group Issuer 8.250%, 02/15/21	400,920
735,000	Shell International Finance (Netherlands) 1.375%, 05/10/19	736,466
200,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	234,652
250,000	Terex 6.000%, 05/15/21	255,625
265,000	Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	270,117
995,000	Thermo Fisher Scientific Senior Unsecured Notes 3.300%, 02/15/22	1,044,756
285,000	TransDigm 6.000%, 07/15/22	296,400
350,000	Union Andina de Cementos SAA (Peru) Senior Unsecured Notes 5.875%, 10/30/21 (a)	365,750
900,000	5.875%, 10/30/21	940,500
560,000	Waste Management 4.100%, 03/01/45	642,541
275,000	Williams Partners LP/ACMP Finance Senior Unsecured Notes 4.875%, 03/15/24	274,852

		22,274,783

	Information Technology – 1.32%
255,000	Activision Blizzard 5.625%, 09/15/21 (a)	266,913
490,000	Apple Senior Unsecured Notes 4.650%, 02/23/46	558,864
90,000	Cengage Learning Senior Unsecured Notes 9.500%, 06/15/24 (a)	94,613
750,000	Cisco Systems Senior Unsecured Notes 1.650%, 06/15/18	759,940
100,000	CSC Holdings LLC Senior Unsecured Notes 5.250%, 06/01/24	95,439

Par Value		Market Value

	Information Technology (continued)
$ 200,000	Diamond 1 Finance/Diamond 2 Finance 7.125%, 06/15/24 (a)	$215,502
275,000	Ensemble S Merger Senior Notes 9.000%, 09/30/23 (a)	282,219
530,000	Fidelity National Information Services Senior Unsecured Notes 3.625%, 10/15/20	563,094
140,000	First Data 7.000%, 12/01/23 (a)	144,725
135,000	5.750%, 01/15/24 (a)	136,688
135,000	Gray Television Senior Unsecured Notes 5.875%, 07/15/26 (a)	139,118
540,000	Hewlett Packard Enterprise 3.600%, 10/15/20 (a)	570,312
305,000	Infor US 6.500%, 05/15/22	304,238
345,000	Intel Senior Unsecured Notes 4.100%, 05/19/46	372,485
45,000	Lam Research Senior Unsecured Notes 2.800%, 06/15/21	46,491
135,000	3.450%, 06/15/23	141,020
210,000	Micron Technology Senior Unsecured Notes 5.250%, 08/01/23 (a)	189,525
675,000	Microsoft Senior Unsecured Notes 4.450%, 11/03/45	780,953
135,000	Nexstar Escrow 5.625%, 08/01/24 (a)	137,531
195,000	NXP Funding (Netherlands) 4.125%, 06/01/21 (a)	202,313
200,000	Open Text (Canada) 5.875%, 06/01/26 (a)	208,378
460,000	Oracle Senior Unsecured Notes 2.375%, 01/15/19	473,539
994,000	2.250%, 10/08/19	1,028,108
735,000	4.125%, 05/15/45	770,704
180,000	Sabre Global 5.250%, 11/15/23 (a)	189,450
265,000	Sinclair Television Group 5.625%, 08/01/24 (a)	274,606
130,000	Solera Senior Unsecured Notes 10.500%, 03/01/24 (a)	140,969
80,000	Western Digital Senior Secured Notes 7.375%, 04/01/23 (a)	87,300
450,000	Xerox Senior Unsecured Notes 2.950%, 03/15/17	452,442

		9,627,479

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Materials – 0.94%
$ 265,000	Ashland 4.750%, 08/15/22	$275,931
1,000,000	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes 5.000%, 01/21/21	1,077,758
1,100,000	Cia Minera Ares SAC (Peru) 7.750%, 01/23/21	1,168,750
100,000	Colbun SA (Chile) Senior Unsecured Notes 6.000%, 01/21/20	111,651
850,000	Freeport-McMoRan 5.450%, 03/15/43	656,625
1,435,000	Georgia-Pacific Senior Unsecured Notes 3.600%, 03/01/25 (a)	1,550,705
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	616,500
190,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	189,643
200,000	SINOPEC Group Overseas Development (British Virgin Islands) 2.500%, 04/28/20 (a)	203,847
800,000	Vedanta Resources (United Kingdom) Senior Unsecured Notes 7.125%, 05/31/23 (a)	688,000
400,000	7.125%, 05/31/23	344,000

		6,883,410

	Telecommunications – 2.57%
325,000	21st Century Fox America 4.750%, 09/15/44	370,786
575,000	AT&T Senior Unsecured Notes 3.400%, 05/15/25	596,570
130,000	4.125%, 02/17/26	141,888
1,000,000	Axiata Senior Unsecured Notes 3.466%, 11/19/20	1,044,935
2,000,000	Bharti Airtel (India) Senior Unsecured Notes 4.375%, 06/10/25	2,117,400
1,306,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	1,395,187
150,000	CCO Holdings 5.250%, 09/30/22	156,563
65,000	5.125%, 05/01/23 (a)	67,356
265,000	Cequel Communications Holdings I Senior Unsecured Notes 6.375%, 09/15/20 (a)	274,275
120,000	Comcast 4.200%, 08/15/34	134,595
570,000	4.400%, 08/15/35	656,175

Par Value		Market Value

	Telecommunications (continued)
$ 600,000	Comcel Trust Via Comunicaciones Celulares SA (Cayman Islands) 6.875%, 02/06/24	$627,000
275,000	CommScope 5.000%, 06/15/21 (a)	286,000
300,000	Digicel Group (Bermuda) Senior Unsecured Notes 7.125%, 04/01/22 (a)	248,910
2,200,000	7.125%, 04/01/22	1,825,340
135,000	Embarq Senior Unsecured Notes 7.995%, 06/01/36	140,906
175,000	Frontier Communications Senior Unsecured Notes 10.500%, 09/15/22	189,219
280,000	Gannett 4.875%, 09/15/21 (a)	291,200
215,000	Intelsat Jackson Holdings SA (Luxembourg) Senior Secured Notes 5.500%, 08/01/23	141,900
90,000	8.000%, 02/15/24 (a)	86,400
270,000	Level 3 Communications Senior Unsecured Notes 5.750%, 12/01/22	282,825
755,000	Omnicom Group 3.600%, 04/15/26	804,877
1,000,000	Ooredoo Tamweel Senior Unsecured Notes 3.039%, 12/03/18	1,024,500
180,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	180,387
524,000	2.750%, 02/06/19	540,456
260,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	269,100
275,000	Sirius XM Radio Senior Unsecured Notes 5.375%, 07/15/26 (a)	281,017
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21	201,000
200,000	8.250%, 11/07/21 (a)	201,000
1,000,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	1,040,000
200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	143,750
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	333,750
1,400,000	Verizon Communications Senior Unsecured Notes 4.400%, 11/01/34	1,488,740

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunications (continued)
$ 1,100,000	VTR Finance BV (Netherlands) Senior Secured Notes 6.875%, 01/15/24	$1,135,750

		18,719,757

	Utilities – 2.93%
1,500,000	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	1,599,375
700,000	6.875%, 04/30/43	746,375
1,000,000	AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad (Netherlands) 7.950%, 05/11/26 (a)	1,053,750
300,000	AES El Salvador Trust II 6.750%, 03/28/23	279,750
690,000	Duke Energy Progress 4.150%, 12/01/44	780,516
1,500,000	Empresa de Energia de Bogota SA ESP (Colombia) Senior Unsecured Notes 6.125%, 11/10/21	1,567,500
2,000,000	Empresa Electrica Angamos SA (Chile) Senior Secured Notes 4.875%, 05/25/29	2,054,688
600,000	Empresas Publicas de Medellin ESP (Colombia) Senior Unsecured Notes 7.625%, 07/29/19	691,500
420,000	Exelon Senior Unsecured Notes 3.400%, 04/15/26	442,902
290,073	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	298,050
1,740,438	6.375%, 03/30/38	1,788,300
1,300,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29	1,360,691
500,000	Israel Electric (Israel) Senior Secured Notes 5.625%, 06/21/18	531,345
1,000,000	5.000%, 11/12/24 (a)	1,093,000
2,188,174	Mexico Generadora de Energia (Mexico) Senior Secured Notes 5.500%, 12/06/32	2,188,174
853,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	1,195,343
1,800,000	National Gas Co of Trinidad & Tobago (Trinidad) Senior Unsecured Notes 6.050%, 01/15/36	1,944,000
180,000	NRG Energy 7.250%, 05/15/26 (a) (c)	185,625

Par Value		Market Value

	Utilities (continued)
$ 1,070,000	Southern Senior Unsecured Notes 2.450%, 09/01/18	$1,096,135
500,000	Transelec SA (Chile) Senior Unsecured Notes 3.875%, 01/12/29 (a)	504,750

		21,401,769

	Total Corporate Notes and Bonds (Cost $201,276,642)	204,404,095

COLLATERALIZED MORTGAGE AND ASSET- BACKED SECURITIES – 15.99%

2,378,244	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/25/37	2,301,040
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.808%, 02/10/51 (b)	363,215
465,191	Banc of America Funding Series 2006-B, Class 7A1 3.200%, 03/20/36 (b)	418,431
627,846	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	522,732
15,512	Banc of America Funding Series 2012-R4, Class A 0.728%, 03/04/39 (a) (b)	15,514
630,000	BBCMS Trust Series 2015-STP, Class D 4.284%, 09/10/28 (a) (b)	636,026
216,287	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	215,422
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45 (b)	435,671
403,500	CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class B 2.530%, 12/15/27 (a) (b)	402,755
858,000	CFCRE Commercial Mortgage Trust Series 2016, Class C4 4.878%, 05/10/58 (b)	902,794
87,489	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	87,268
450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.712%, 12/10/49 (b)	458,457
941,320	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.150%, 09/10/45 (a) (b)	67,212

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	$350,696
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 2.911%, 01/12/30 (a) (b)	349,060
4,906,699	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.084%, 10/10/47 (b)	338,444
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.429%, 02/10/48 (a) (b)	354,669
780,000	Citigroup Commercial Mortgage Trust Series 2015-GC31, Class C 4.064%, 06/10/48 (b)	803,380
235,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class C 4.652%, 11/10/48	245,936
7,511,257	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA 0.907%, 11/10/48 (b)	433,877
7,780,356	Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA 1.353%, 02/10/49 (b)	737,014
5,507,196	Citigroup Commercial Mortgage Trust Series 2016-P3, Class XA 1.718%, 04/15/49 (b)	659,121
980,000	Citigroup Commercial Mortgage Trust Series 2016-P4, Class A4 2.902%, 07/10/49 (f)	1,020,119
6,755,000	Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA 2.176%, 07/10/49 (b) (f)	983,697
1,865,671	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 3.088%, 03/25/36 (b)	1,771,147
1,750,000	Citigroup Mortgage Loan Trust Series 2010-7, Class 11A1 5.502%, 07/25/36 (a) (b)	1,758,413
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	345,127
300,000	COBALT Commercial Mortgage Trust Series 2007-C2, Class AFJX 5.568%, 04/15/47 (b)	297,979
453,000	COMM Mortgage Trust Series 2016-DC2, Class C 4.643%, 02/10/49 (b)	480,797
6,802,070	COMM Mortgage Trust Series 2016-DC2, Class XA 1.136%, 02/10/49 (b)	510,153
56,004	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 1.562%, 07/10/46 (a) (b)	1,136

Par Value		Market Value
$ 1,866,013	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.248%, 10/15/45 (b)	$157,565
20,438,275	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 0.946%, 08/10/46 (b)	832,001
3,665,137	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class XA 1.279%, 08/10/47 (b)	236,730
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.506%, 11/10/47 (b)	316,517
350,000	Commercial Mortgage Pass Through Certificates Series 2015-CCRE23, Class D 4.256%, 05/10/48 (b)	273,005
470,000	Commercial Mortgage Pass Through Certificates Series 2015-CR25, Class C 4.547%, 08/10/48 (b)	494,185
600,000	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class B 4.495%, 10/10/48 (b)	671,827
8,360,684	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class XA 1.062%, 10/10/48 (b)	588,689
585,000	Commercial Mortgage Pass Through Certificates Series 2015-LC23, Class C 4.646%, 10/10/53 (b)	621,321
9,135,966	Commercial Mortgage Pass Through Certificates Series 2016-C3, Class XA 1.097%, 01/10/48 (b)	733,995
807,000	Commercial Mortgage Pass Through Certificates Series 2016-CCRE28, Class C 4.648%, 02/10/49 (b)	840,472
650,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.032%, 12/10/49 (b)	652,654
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.850%, 02/10/34 (a) (b)	520,608
1,182,233	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,015,947
476,965	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	186,934
73,552	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	67,088

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 296,036	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.988%, 09/25/37 (b)	$160,565
282,665	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.012%, 09/25/37 (b) (g)	83,212
576,426	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 2.780%, 12/20/35 (b)	475,961
1,386,853	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-14, Class A15 6.500%, 09/25/37	1,322,762
515,781	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	452,647
111,636	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	101,979
76,475	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/15/39	76,409
625,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A1AM 5.939%, 09/15/39 (b)	631,966
10,120	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/15/30 (a) (b)	10,215
1,639,556	Credit Suisse First Boston Mortgage Securities Series 2005-9, Class 5A9 5.500%, 10/25/35	1,438,199
838,521	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	728,472
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	252,953
6,996,989	CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA 1.818%, 01/15/49 (b)	871,463
3,766,743	CSMC Trust Series 2013-IVR4, Class A11 3.491%, 07/25/43 (a) (b)	3,868,253
3,766,743	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/25/43 (a) (b)	3,848,423
534,000	DBJPM Series 2016-C1, Class C 3.352%, 05/10/49 (b)	526,054

Par Value		Market Value
$ 7,715,356	DBJPM Series 2016-C1, Class XA 1.508%, 05/10/49 (b)	$828,965
569,000	FHLMC Multifamily Structured Pass Through Certificates Series K050, Class A2 3.334%, 08/25/25 (b)	633,019
766,000	FHLMC Multifamily Structured Pass Through Certificates Series K053, Class A2 2.995%, 12/25/25	830,901
831,000	FHLMC Multifamily Structured Pass Through Certificates Series K054, Class A2 2.745%, 01/25/26	883,513
12,362,136	FHLMC Multifamily Structured Pass Through Certificates Series K722, Class X1 1.443%, 03/25/23 (b)	881,370
2,945,139	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/25/35	2,685,772
1,604,838	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/25/36	1,504,582
6,061,937	Firstkey Mortgage Trust Series 2014-1, Class A8 3.500%, 11/25/44 (a) (b)	6,228,392
831,000	FREMF Mortgage Trust Series 2016-K54, Class B 4.051%, 02/25/26 (a) (b)	854,358
391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.511%, 11/10/47 (b)	411,503
6,470,988	GS Mortgage Securities Trust Series 2015-GC34, Class XA 1.375%, 10/10/48 (b)	601,740
10,757,845	GS Mortgage Securities Trust Series 2015-GS1, Class XA 0.841%, 11/10/48 (b)	656,921
7,344,742	GS Mortgage Securities Trust Series 2016-GS2, Class XA 1.673%, 05/10/49 (b)	869,008
762,000	GS Mortgage Securities Trust Series 2016-ICE2, Class A 2.372%, 02/15/33 (a) (b)	770,399
530,094	GS Mortgage Securities Trust Series 2207-GG10, Class A4 5.795%, 08/10/45 (b)	541,953
460,773	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.118%, 01/25/36 (b)	418,406
37,277	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	35,924

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 2,537,414	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-A2, Class 2A1 2.845%, 04/25/36 (b)	$2,342,046
627,568	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.393%, 05/15/45 (b)	107
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/15/47	352,204
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.699%, 02/12/49 (b)	358,281
537,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.078%, 02/12/51 (b)	531,519
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.007%, 02/15/51 (b)	258,185
683,353	JP Morgan Chase Commercial Mortgage Securities Trust Series 2008-C2, Class A4 6.068%, 02/12/51	705,244
824,445	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.365%, 07/15/46 (a) (b)	26,523
2,233,533	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.032%, 10/15/45 (b)	169,160
674,548	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.698%, 06/15/45 (b)	43,580
5,777,209	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.096%, 02/15/47 (b)	299,997
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.661%, 08/15/47 (b)	321,617
3,697,039	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.102%, 08/15/47 (b)	239,932
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.459%, 09/15/47 (b)	356,200

Par Value		Market Value
$ 450,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.449%, 11/15/47 (b)	$477,996
6,493,532	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.002%, 11/15/47 (b)	376,142
5,274,512	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.176%, 01/15/48 (b)	323,109
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a)	311,450
4,413,750	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.380%, 02/15/48 (b)	333,164
7,946,133	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.200%, 10/15/48 (b)	524,100
650,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.668%, 11/15/48 (b)	642,796
670,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C33, Class C 4.619%, 12/15/48 (b)	720,571
8,376,913	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA 1.155%, 01/15/49 (b)	561,700
320,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B 3.460%, 08/15/49 (b)	340,065
246,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class C 3.948%, 08/15/49 (b)	249,440
7,154,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class XA 2.021%, 08/15/49 (b)	1,012,467
755,000	JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class C 4.747%, 03/15/49 (b)	822,415
7,732,797	JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA 1.716%, 06/15/49 (b)	861,318
485,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMB 5.189%, 07/15/44	496,975

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.918%, 07/15/44 (a) (b)	$257,458
586,445	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	589,156
747,000	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AJ 6.243%, 09/15/45 (b)	746,277
588,000	LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.549%, 03/10/49 (a) (b)	579,753
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	349,300
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	253,576
889,469	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.728%, 08/15/45 (a) (b)	53,913
5,898,002	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.266%, 02/15/47 (b)	311,283
300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.486%, 10/15/47 (b)	320,247
413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/15/47	416,452
785,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class C 4.529%, 10/15/48 (b)	842,606
800,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.060%, 10/15/48 (a)	593,239
80,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class C 4.538%, 12/15/47 (b)	82,253
8,494,960	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class XA 1.295%, 01/15/49 (b)	751,986
844,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class C 4.754%, 05/15/49 (b)	885,169
117,901	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.421%, 03/12/44 (b)	117,753

Par Value		Market Value
$ 375,100	Morgan Stanley Capital I Trust Series 2007-1Q16, Class AMA 6.049%, 12/12/49 (b)	$390,105
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	295,045
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	254,102
631,125	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.465%, 09/15/47 (a) (b)	10,432
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.446%, 07/13/29 (a) (b)	252,593
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.693%, 08/11/29 (a) (b)	356,067
588,000	Morgan Stanley Capital I Trust Series 2015-XLF1, Class AFSC 3.442%, 08/15/26 (a) (b)	587,756
770,660	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.884%, 07/25/35 (b)	699,640
6,593,310	Morgan Stanley Mortgage Loan Trust Series 2005-9AR, Class 2A 2.957%, 12/25/35 (b)	5,635,648
1,933,935	Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3 2.854%, 10/25/37 (b)	1,687,710
267,739	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	170,378
2,460,366	PR Mortgage Loan Trust (b) Series 2014-1, Class APT 5.916%, 10/25/49	2,552,886
1,446,024	RALI Trust Series 2005-QA10, Class A31 3.808%, 09/25/35 (b)	1,198,162
4,273,088	RALI Trust Series 2006-QS7, Class A2 6.000%, 06/25/36	3,637,761
220,231	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	118,703
493,235	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	342,356
1,856,958	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (b)	1,803,535
7,371,000	SG Commercial Mortgage Securities Trust Series 2016-C5, Class XA 2.198%, 10/10/48 (b)	1,008,817

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 276,278	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.734%, 02/25/36 (b)	$242,605
1,864,921	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.063%, 08/10/49 (a) (b)	158,149
500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/15/49 (a)	511,607
64,144	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class AJ 5.658%, 03/15/45 (b)	64,074
540,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/15/48 (b)	539,064
1,063,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/15/43 (b)	1,061,400
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, 12/15/43	253,616
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.681%, 12/15/43 (a) (b)	338,756
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 5.948%, 02/15/51 (b)	297,650
580,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 5.948%, 02/15/51 (b)	595,335
2,069,316	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	2,036,808
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/15/48 (a)	349,463
725,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class D 3.938%, 08/15/50 (a)	599,496
400,000	Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class C 4.137%, 05/15/48 (b)	382,568

Par Value		Market Value
$ 585,000	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class C 4.612%, 11/15/48 (b)	$621,632
8,457,678	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA 1.118%, 11/15/48 (b)	645,652
480,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class C 4.539%, 09/15/58 (b)	507,497
4,456,596	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.200%, 05/15/48 (b)	315,858
610,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class C 4.489%, 09/15/57 (b)	598,465
558,000	Wells Fargo Commercial Mortgage Trust Series 2016-C32, Class C 4.721%, 01/15/59 (b)	556,512
517,000	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class C 3.896%, 03/15/59	521,846
5,349,448	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA 1.816%, 03/15/59 (b)	641,939
512,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/15/47	558,522
321,814	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	324,942
316,635	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	313,472
938,048	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.141%, 08/15/45 (a) (b)	69,220
1,378,395	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.131%, 11/15/45 (a) (b)	117,196
6,272,239	WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA 1.168%, 08/15/47 (b)	407,600

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $116,217,863)	116,804,463

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.89%

	Fannie Mae – 11.19%
$ 332,318	4.000%, 06/01/42 Pool # AB5459	$349,051
4,017,207	3.000%, 10/01/34 Pool # AS3456	4,222,605
4,216,911	3.000%, 01/01/35 Pool # AS4281	4,432,688
3,690,886	3.000%, 03/01/45 Pool # AS4645	3,844,991
9,905,890	3.500%, 03/01/46 Pool # BC0281	10,576,682
584,520	3.500%, 12/01/31 Pool # MA0919	624,091
516,480	3.500%, 01/01/32 Pool # MA0949	551,356
167,009	4.500%, 03/01/42 Pool # MA1050	176,103
1,440,637	3.000%, 06/01/33 Pool # MA1459	1,517,670
4,848,088	3.000%, 04/01/45 Pool # MA2248	4,979,906
223,055	4.000%, 09/01/31 Pool # MA3894	241,245
198,166	6.132%, 10/25/36 (b) (g) Series 2007-57, Class SX, REMIC	30,846
383,088	5.312%, 09/25/36 (b) (g) Series 2009-86, Class CI, REMIC	48,620
329,839	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	398,120
279,759	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	302,063
496,593	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	530,443
1,143,360	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,223,811
2,292,829	2.750%, 11/25/42 Series 2012-127, Class PA	2,353,601
4,200,925	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	4,592,952
1,783,380	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	2,013,427
8,405,315	2.000%, 08/25/42 Series 2013-5, Class EZ, REMIC	8,067,707
5,292,630	3.000%, 02/25/43 Series 2013-8, Class Z, REMIC	5,259,220
5,269,168	3.000%, 11/25/44 Series 2014-73, Class CZ, REMIC	5,328,994
7,427,473	3.000%, 01/25/45 Series 2015-9, Class HA	7,784,066
5,663,457	3.000%, 08/25/42 Series 2015-95, Class AP, REMIC	5,862,950
5,481,658	3.000%, 05/25/46 Series 2016-24, Class NZ, REMIC	5,627,620
757,000	2.702%, 02/25/26 Series 2016-M3, Class A2	797,714

		81,738,542

Par Value		Market Value

	Freddie Mac – 5.86%
$ 3,217,243	3.000%, 03/15/44 Series 4316, Class BZ, REMIC	$3,359,784
1,346,668	3.000%, 01/01/33 Gold Pool # C91594	1,418,262
32,818	5.000%, 07/01/35 Gold Pool # G01840	36,541
9,405	5.500%, 12/01/38 Gold Pool # G06172	10,574
6,068,069	3.500%, 02/01/45 Gold Pool # Q31596	6,409,210
196,662	4.000%, 10/01/41 Gold Pool # T60392	205,893
881,107	3.500%, 10/01/42 Gold Pool # T65110	916,811
3,762,371	3.000%, 07/01/45 Pool # G08653	3,916,409
4,722,014	3.000%, 08/01/45 Pool # G08658	4,915,341
444,646	5.000%, 12/15/34 Series 2909, Class Z, REMIC	493,979
117,460	5.619%, 04/15/37 (b) (g) Series 3301, Class MS, REMIC	16,271
55,179	5.519%, 11/15/37 (b) (g) Series 3382, Class SB, REMIC	6,713
81,428	5.909%, 11/15/37 (b) (g) Series 3384, Class S, REMIC	10,497
183,473	5.039%, 01/15/39 (b) (g) Series 3500, Class SA, REMIC	20,027
217,161	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	241,536
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,562,976
124,562	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	138,080
58,060	4.000%, 06/15/41 Series 3872, Class BA, REMIC	61,376
244,199	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	265,757
438,070	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	485,644
588,575	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	617,247
542,183	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	610,832
3,841,853	2.250%, 03/15/38	3,911,425
4,655,287	3.000%, 01/15/41	4,814,190
5,733,098	5.019%, 07/15/42 (b)	813,079
1,697,032	8.897%, 01/15/41 (b) Series 3792, Class SE, REMIC	1,744,038
2,140,055	4.000%, 03/15/42 Series 4016, Class KZ	2,431,868
3,221,115	3.000%, 06/15/40 Series 4323, Class GA, REMIC	3,332,638

		42,766,998

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Ginnie Mae – 0.42%
$ 31,722	29.337%, 03/20/34 (b) Series 2004-35, Class SA	$53,056
401,282	7.143%, 08/20/38 (b) (g) Series 2008-69, Class SB	82,634
464,730	4.500%, 05/16/39 Series 2009-32, Class ZE	511,697
528,819	4.500%, 05/20/39 Series 2009-35, Class DZ	580,102
562,261	4.500%, 09/20/39 Series 2009-75, Class GZ	609,667
158,043	5.834%, 03/20/39 (b) (g) Series 2010-98, Class IA	15,364
951,440	4.963%, 06/20/41 (b) (g) Series 2011-89, Class SA	124,107
3,919,693	5.764%, 10/20/44 (b) (g) Series 2014-156, Class PS	597,780
3,825,115	5.664%, 07/20/43 (b) (g) Series 2014-5, Class PS	532,631

		3,107,038

	U.S. Treasury Bonds – 4.28%
17,500,000	2.750%, 11/15/42	19,691,595
9,850,000	3.000%, 11/15/44	11,584,141

		31,275,736

	U.S. Treasury Notes – 20.14%
6,850,000	0.500%, 09/30/16	6,852,746
8,370,000	0.500%, 11/30/16	8,374,553
13,310,000	0.500%, 01/31/17	13,316,202
21,390,000	0.750%, 10/31/17	21,427,175
2,550,000	1.000%, 05/15/18	2,565,588
840,000	1.000%, 11/30/19	844,906
23,080,000	2.000%, 11/30/20	24,080,725
17,550,000	2.250%, 03/31/21	18,544,049
1,170,000	1.875%, 11/30/21	1,217,828
8,250,000	1.750%, 03/31/22	8,527,950
570,000	2.375%, 08/15/24	614,209
13,850,000	2.250%, 11/15/24	14,798,129
14,100,000	2.000%, 02/15/25	14,779,943
10,500,000	2.125%, 05/15/25	11,114,617

		147,058,620

	Total U.S. Government and Agency Obligations (Cost $296,454,659)	305,946,934

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 7.38%
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class D1 4.180%, 07/15/26 (a) (b)	225,705
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class E1 5.680%, 07/15/26 (a) (b)	185,846
500,000	ALM XI (Cayman Islands) Series 2014-11A, Class C 4.179%, 10/17/26 (a) (b)	476,574

Par Value		Market Value
$ 1,000,000	ALM XIV (Cayman Islands) Series 2014-14A, Class C 4.193%, 07/28/26 (a) (b)	$982,276
500,000	ALM XIX (Cayman Islands) Series 2016-19A, Class B 3.634%, 07/15/28 (a)	498,412
500,000	ALM XIX (Cayman Islands) Series 2016-19A, Class C 4.984%, 07/15/28 (a)	497,351
500,000	Apidos CDO XXI (Cayman Islands) Series 2015-21A, Class C 4.229%, 07/18/27 (a) (b)	477,757
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 3.488%, 01/19/25 (a) (b)	499,995
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 4.352%, 07/22/26 (a) (b)	241,286
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 5.902%, 07/22/26 (a) (b)	222,981
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class B 3.879%, 01/16/27 (a) (b)	504,509
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 4.379%, 01/16/27 (a) (b)	481,691
500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 4.430%, 04/15/25 (a) (b)	461,821
500,000	Atrium V (Cayman Islands) 1.026%, 07/20/20 (a) (b)	488,701
203,337	AVANT Loans Funding Trust Series 2016-B, Class A 3.920%, 08/15/19 (a)	204,540
500,000	Babson CLO (Cayman Islands) Series 2012-2A, Class CR 4.226%, 05/15/23 (a) (b)	489,644
250,000	Babson CLO (Cayman Islands) Series 2014-3A, Class E2 7.180%, 01/15/26 (a) (b)	230,498
500,000	Babson CLO (Cayman Islands) Series 2015-2A, Class D 4.496%, 07/20/27 (a) (b)	482,387
250,000	Babson CLO (Cayman Islands) Series 2015-IA, Class D1 4.146%, 04/20/27 (a) (b)	241,118
497,137	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (h)	500,112
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2 3.830%, 07/15/26 (a) (b)	251,425
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class D2 4.880%, 07/15/26 (a) (b)	245,367

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 6.196%, 07/20/23 (a) (b)	$249,850
750,000	BlueMountain CLO (Cayman Islands) Series 2012-2A, Class C 3.386%, 11/20/24 (a) (b)	746,137
500,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class C 3.379%, 07/18/27 (a) (b)	500,325
1,000,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class D 4.229%, 07/18/27 (a) (b)	955,443
1,000,000	BlueMountain CLO (Cayman Islands) Series 2016-2A, Class C 4.796%, 08/20/28 (a) (c) (f)	981,100
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D 3.729%, 04/17/25 (a) (b)	221,132
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class E 5.079%, 04/17/25 (a) (b)	166,803
291,042	Callidus Debt Partners CLO Fund VI (Cayman Islands) Series 6A, Class A1T 0.975%, 10/23/21 (a) (b)	285,856
500,000	Canyon Capital CLO (Cayman Islands) Series 2014-1A, Class B 3.407%, 04/30/25 (a) (b)	488,643
500,000	Carlyle Global Market Strategies (Cayman Islands) Series 2014-7A, Class C 3.679%, 04/17/25 (a) (b)	499,715
1,191,518	Carlyle High Yield Partners X (Cayman Islands) Series 2007-10A, Class A1 0.913%, 04/19/22 (a) (b)	1,163,552
250,000	Catamaran CLO (Cayman Islands) Series 2015-1A, Class C1 3.802%, 04/22/27 (a) (b)	247,916
2,429,922	Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 4.250%, 07/26/55 (a) (h)	2,406,037
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (h)	96,530
1,000,000	Dryden 33 Senior Loan Fund (Cayman Islands) Series 2014-33A, Class B 2.680%, 07/15/26 (a) (b)	996,118
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 4.318%, 11/15/23 (a) (b)	722,047
250,000	Eaton Vance CDO VIII (Cayman Islands) Series 2006-8A, Class B 1.276%, 08/15/22 (a) (b)	237,901

Par Value		Market Value
$ 250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 3.430%, 07/15/25 (a) (b)	$246,922
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class C 3.979%, 07/17/26 (a) (b)	225,250
1,000,000	Galaxy CLO (Cayman Islands) Series 2016-22A, Class D 5.106%, 07/16/28 (a)	1,005,000
500,000	Galaxy XVIII CLO (Cayman Islands) Series 2014-18A, Class D1 4.380%, 10/15/26 (a) (b)	467,989
250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.879%, 04/17/22 (a) (b)	254,661
500,000	Goldentree Loan Opportunities X (Cayman Islands) Series 2015-10A, Class D 4.046%, 07/20/27 (a) (b)	458,142
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	141,460
250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 3.457%, 08/01/25 (a) (b)	244,689
500,000	ING Investment Management CLO II (Cayman Islands) Series 2006-2X, Class D 2.359%, 08/01/20 (b)	493,041
250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.638%, 04/19/22 (a) (b)	247,753
500,000	LCM XII (Cayman Islands) Series 12A, Class DR 4.333%, 10/19/22 (a) (b)	492,423
250,000	LCM XIV (Cayman Islands) Series 14A, Class D 4.180%, 07/15/25 (a) (b)	241,906
500,000	LCM XV (Cayman Islands) Series 15A, Class C 3.762%, 08/25/24 (a) (b)	500,604
1,000,000	LCM XVIII (Cayman Islands) Series 19A, Class D 4.130%, 07/15/27 (a) (b)	903,461
750,000	Madison Park Funding (Cayman Islands) Series 2007-6A, Class C 1.721%, 07/26/21 (a) (b)	711,626
1,000,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class A1B 0.947%, 03/22/21 (a) (b)	969,641
350,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class D 2.077%, 03/22/21 (a) (b)	333,544

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 950,000	Madison Park Funding X (Cayman Islands) Series 2012-10A, Class A1A 2.066%, 01/20/25 (a) (b)	$950,270
500,000	Madison Park Funding XIV (Cayman Islands) Series 2014-14A, Class D 4.296%, 07/20/26 (a) (b)	489,380
500,000	Madison Park Funding XV (Cayman Islands) Series 2014-15A, Class C 4.434%, 01/27/26 (a) (b)	481,863
1,500,000	Madison Park Funding XVI (Cayman Islands) Series 2015-16A, Class B 3.696%, 04/20/26 (a) (b)	1,501,812
500,000	Magnetite IX (Cayman Islands) Series 2014-9A, Class B 3.715%, 07/25/26 (a) (b)	500,286
500,000	Magnetite XI (Cayman Islands) Series 2014-11A, Class C 4.279%, 01/18/27 (a) (b)	479,820
1,000,000	Nautique Funding (Cayman Islands) Series 2006-1A, Class A3 1.070%, 04/15/20 (a) (b)	994,885
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class B 3.630%, 01/15/25 (a) (b)	249,023
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class C 4.180%, 01/15/25 (a) (b)	242,481
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class D 4.029%, 07/17/25 (a) (b)	230,928
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class E 5.179%, 07/17/25 (a) (b)	195,857
1,000,000	Octagon Investment Partners XX (Cayman Islands) Series 2014-1A, Class D 4.278%, 08/12/26 (a) (b)	946,589
250,000	Octagon Investment Partners XXI (Cayman Islands) Series 2014-1A, Class C 4.276%, 11/14/26 (a) (b)	238,329
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class C2 4.202%, 11/25/25 (a) (b)	250,696
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class D2 5.282%, 11/25/25 (a) (b)	247,297
250,000	Octagon Investment Partners XXVII (Cayman Islands) Series 2016-1A, Class C 3.662%, 07/15/27 (a) (b)	250,118

Par Value		Market Value
$500,000	Octagon Investment Partners XXVII (Cayman Islands) Series 2016-1A, Class D 5.412%, 07/15/27 (a) (b)	$500,221
2,000,000	OneMain Financial Issuance Trust Series 2015-1A, Class A 3.190%, 03/18/26 (a)	2,029,140
701,000	OneMain Financial Issuance Trust Series 2015-2A, Class A 2.570%, 07/18/25 (a)	704,298
500,000	Race Point VII CLO (Cayman Islands) Series 2012-7A, Class A 2.052%, 11/08/24 (a) (b)	499,364
1,760,125	Springcastle America Funding Series 2014-AA, Class A 2.700%, 05/25/23 (a)	1,765,608
2,000,000	Springleaf Funding Trust Series 2015-AA, Class A 3.160%, 11/15/24 (a)	2,018,357
500,000	Symphony CLO XI (Cayman Islands) Series 2013-11A, Class C 3.829%, 01/17/25 (a) (b)	506,066
750,000	Symphony CLO XIV (Cayman Islands) Series 2014-14A, Class D2 4.273%, 07/14/26 (a) (b)	725,597
750,000	TCI-FLATIRON CLO (Cayman Islands) Series 2016-1A, Class C 3.712%, 07/17/28 (a)	753,513
500,000	THL Credit Wind River (Cayman Islands) Series 2016-1A, Class C 3.925%, 07/15/28 (a)	503,673
250,000	THL Credit Wind River (Cayman Islands) Series 2016-1A, Class D 5.375%, 07/15/28 (a)	249,945
4,478,619	Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/25/55 (a) (b)	4,543,576
598,842	Venture VIII CDO (Cayman Islands) Series 2007-8A, Class A1A 0.982%, 07/22/21 (a) (b)	587,962
500,000	Venture XI CLO Series 2012-11A, Class AR 1.926%, 11/14/22 (a) (b)	498,884
750,000	Venture XV CLO (Cayman Islands) Series 2013-15A, Class C 3.780%, 07/15/25 (a) (b)	753,427
1,000,000	Westcott Park CLO (Cayman Islands) Series 2016-1A, Class D 5.007%, 07/20/28 (a)	985,320
250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 4.096%, 04/20/25 (a) (b)	243,772

	Total Other Mortgage and Asset-Backed Securities (Cost $54,124,612)	53,911,570

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

MUNICIPAL BONDS – 0.17%

	California – 0.09%
$500,000	State of California GO 5.000%, 08/01/33	$618,850

		618,850

	New York – 0.08%
500,000	New York State Dormitory Authority RB, Series A 5.000%, 03/15/33	616,395

	Total Municipal Bonds (Cost $1,139,857)	1,235,245

FOREIGN GOVERNMENT NOTES – 0.21%
1,094,000	Mexico Government International (Mexico) Senior Unsecured Notes 4.000%, 10/02/23	1,179,879
300,000	Panama Government International (Panama) Senior Unsecured Notes 5.200%, 01/30/20	331,350

	Total Foreign Government Notes (Cost $1,451,135)	1,511,229

Shares

INVESTMENT COMPANIES – 3.67%

18,563,209	BlackRock Liquidity Funds TempFund Portfolio (i)	18,563,208
832,985	DoubleLine Floating Rate Fund (j)	8,204,898

	Total Investment Companies (Cost $26,984,682)	26,768,106

Total Investments – 97.30% (Cost $697,649,450)*		710,581,642

Net Other Assets and Liabilities – 2.70%		19,710,392

Net Assets – 100.00%		$730,292,034

*	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$22,792,060
Gross unrealized depreciation	(9,859,868)

Net unrealized appreciation	$12,932,192

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2016, these securities amounted to $115,611,096, or 15.83% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2016.
(c)	Delayed delivery security.
(d)	Security in default.
(e)	Zero Coupon Bond.
(f)	Security with a total aggregate market value of $3,300,524, or 0.45% of net assets, was valued under fair value procedures established by the Funds’ Board of Trustees.
(g)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(h)	Step Coupon. Security becomes interest bearing at a future date.
(i)	Some of this security has been pledged as collateral for delayed delivery securities.
(j)	Affiliated issuer.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LP	Limited Partnership
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Portfolio Composition**
U.S. Government Obligations	25%
U.S. Government Agency Obligations	18%
Cash	4%
Corporate Notes and Bonds
(S&P Ratings)
AAA	7%
AA	4%
A	10%
BBB	16%
BB	7%
B	3%
Lower than B	5%
Not Rated	1%

100%

For financial reporting purposes, credit quality ratings shown are assigned by Standard & Poor’s. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

** Portfolio composition is based on market value of total investments.

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.53%

	Consumer Discretionary – 25.09%
15,000	Bed Bath & Beyond (a)	$674,250
340,000	Ford Motor	4,304,400
150,000	General Motors (a)	4,731,000
45,000	Kohl’s (a)	1,871,550
110,000	Macy’s (a)	3,941,300
500,000	Staples (a)	4,645,000
15,000	Target (a)	1,129,950

		21,297,450

	Energy – 9.42%
45,000	Baker Hughes (a)	2,152,350
60,000	Halliburton (a)	2,619,600
40,000	Schlumberger (a)	3,220,800

		7,992,750

	Financials – 13.56%
40,000	BB&T (a)	1,474,800
10,000	Hartford Financial Services Group	398,500
450,000	Huntington Bancshares (a)	4,275,000
60,000	MetLife (a)	2,564,400
305,000	Regions Financial (a)	2,796,850

		11,509,550

	Healthcare – 0.44%
10,000	Pfizer (a)	368,900

	Industrials – 9.00%
10,000	Boeing (a)	1,336,600
50,000	Deere (a)	3,885,500
5,000	Emerson Electric (a)	279,500
50,000	Fastenal (a)	2,137,500

		7,639,100

Shares		Market Value

	Information Technology – 17.89%
130,000	Cisco Systems (a)	$3,968,900
120,000	EMC (a)	3,393,600
120,000	Intel (a)	4,183,200
50,000	QUALCOMM (a)	3,129,000
10,000	Xilinx (a)	510,800

		15,185,500

	Materials – 3.01%
170,000	Alcoa (a)	1,805,400
10,000	LyondellBasell Industries, Class A (a)	752,600

		2,558,000

	Telecommunication Services – 5.03%
2,400	AT&T (a)	103,896
90,000	CenturyLink (a)	2,829,600
24,100	Verizon Communications (a)	1,335,381

		4,268,877

	Utilities – 15.09%
120,000	Exelon (a)	4,473,600
120,000	FirstEnergy (a)	4,190,400
110,000	PPL (a)	4,148,100

		12,812,100

	Total Common Stocks (Cost $82,391,871)	83,632,227

Number of Contracts

PURCHASED PUT OPTIONS – 0.36%

	SPDR S&P 500 ETF TRUST
2,350	Strike @ $190 Exp 09/16	65,800
2,350	Strike @ $191 Exp 09/16	75,200
2,350	Strike @ $192 Exp 09/16	82,250
400	Strike @ $193 Exp 09/16	14,400
400	Strike @ $194 Exp 09/16	16,400
400	Strike @ $195 Exp 09/16	17,200
300	Strike @ $196 Exp 09/16	14,400
300	Strike @ $197 Exp 09/16	15,600

	Total Purchased Put Options (Cost $566,850)	301,250

Shares

INVESTMENT COMPANY – 7.02%

5,961,276	BlackRock Liquidity Funds TempFund Portfolio	5,961,276

	Total Investment Company (Cost $5,961,276)	5,961,276

Total Investments – 105.91% (Cost $88,919,997)*		89,894,753

Net Other Assets and Liabilities – (5.91)%		(5,015,558)

Net Assets – 100.00%		$84,879,195

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

*	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$7,442,227
Gross unrealized depreciation	(6,467,471)

Net unrealized appreciation	$974,756

(a)	These securities are pledged as collateral for call options written.

ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended July 31, 2016 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2015	51,353	$4,263,438
Call Options Written	100,608	11,729,386
Call Options Closed or Expired	(126,896)	(13,190,943)

Outstanding, July 31, 2016	25,065	$2,801,881

Premiums received and value of written call equity options outstanding as of July 31, 2016.

Number of Contracts	Description	Premium Received	Market Value
	Alcoa
1,700	Strike @ $9 Exp 01/20	$ 249,487	$ 340,000

	AT&T
24	Strike @ $38 Exp 10/16	1,224	12,240

	Baker Hughes
450	Strike @ $46 Exp 01/17	222,947	250,875

	BB&T
50	Strike @ $36 Exp 09/16	5,408	6,650
350	Strike @ $37 Exp 09/16	18,025	27,650

	Bed Bath & Beyond
50	Strike @ $47.5 Exp 11/18	6,900	6,250
100	Strike @ $50 Exp 01/20	11,333	13,200

	Boeing
50	Strike @ $140 Exp 09/16	7,400	3,800
50	Strike @ $140 Exp 11/16	13,150	12,850

	CenturyLink
900	Strike @ $33 Exp 10/16	30,599	45,000

	Cisco Systems
1,300	Strike @ $27 Exp 10/16	89,244	497,250

	Deere
500	Strike @ $80 Exp 12/16	226,995	172,500

	EMC
44	Strike @ $28 Exp 08/16	1,584	3,168
250	Strike @ $29 Exp 08/16	11,575	3,250
85	Strike @ $29 Exp 09/16	2,465	2,210
821	Strike @ $29 Exp 10/16	28,128	32,840

	Emerson Electric
50	Strike @ $52.5 Exp 09/16	4,450	16,500

Number of Contracts	Description	Premium Received	Market Value

	Exelon
500	Strike @ $35 Exp 01/17	$ 83,978	$ 160,000
700	Strike @ $36 Exp 01/17	122,847	178,500

	Fastenal
500	Strike @ $45 Exp 11/16	73,998	54,500

	FirstEnergy
1,200	Strike @ $38 Exp 01/17	117,597	69,000

	General Motors
582	Strike @ $35 Exp 12/16	40,639	24,444
500	Strike @ $36 Exp 12/16	25,499	10,000
418	Strike @ $38 Exp 09/16	7,106	1,045

	Halliburton
600	Strike @ $39 Exp 01/17	333,569	384,000

	Huntington Bancshares
4,500	Strike @ $11 Exp 01/17	179,814	63,000

	Intel
1,200	Strike @ $32 Exp 01/17	165,548	426,000

	Kohl’s
450	Strike @ $45 Exp 10/16	24,299	49,500

	LyondellBasell Industries
44	Strike @ $85 Exp 01/17	6,073	6,380
56	Strike @ $87.5 Exp 12/16	10,288	3,864

	Macy’s
300	Strike @ $50 Exp 11/16	54,599	2,700

	MetLife
50	Strike @ $45 Exp 12/16	3,750	6,850
300	Strike @ $47.5 Exp 12/16	45,983	18,000
250	Strike @ $50 Exp 12/16	39,499	7,250

	Pfizer
100	Strike @ $36 Exp 10/16	5,300	15,200

	PPL
1,100	Strike @ $37 Exp 10/16	140,752	151,250

	QUALCOMM
250	Strike @ $55 Exp 01/17	53,794	211,250
250	Strike @ $57.5 Exp 01/17	54,126	160,500

	Regions Financial
250	Strike @ $9 Exp 08/16	9,750	7,750
500	Strike @ $9 Exp 11/16	17,188	32,500
300	Strike @ $10 Exp 08/16	5,400	750
500	Strike @ $10 Exp 11/16	13,014	10,500
406	Strike @ $11 Exp 01/17	12,992	4,263
1,094	Strike @ $11 Exp 11/18	25,567	6,017

	Schlumberger
400	Strike @ $80 Exp 11/16	117,221	160,000

	Staples
500	Strike @ $11 Exp 12/16	16,979	8,750

	Target
150	Strike @ $72.5 Exp 10/16	23,125	60,750

	Verizon Communications
241	Strike @ $50 Exp 10/16	29,873	139,780

	Xilinx
100	Strike @ $50 Exp 09/16	10,800	21,000

	Total Written Call Options	$2,801,881	$3,901,526

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

INVESTMENT COMPANIES – 93.13%

	Long/Short Strategies – 33.61%
545,078	361 Global Long/Short Equity Fund-Y	$6,044,916
327,651	Boston Partners Long/Short Equity Fund	6,500,591
101	Diamond Hill Long/Short Fund-I	2,464
97,607	FPA Crescent Fund	3,110,739
556,150	John Hancock Seaport Fund-I	5,922,999
1,017,542	Mainstay U.S. Equity Opportunities Fund-I	8,954,368
769,540	Otter Creek Long/Short Opportunity Fund *	9,257,569

		39,793,646

	Strategic Fixed Income – 15.09%
722,477	Metropolitan West Unconstrained Bond Fund-I	8,575,806
833,584	PIMCO Mortgage Opportunities Fund	9,286,126

		17,861,932

	Arbitrage and Options Strategies – 15.07%
463,284	Calamos Market Neutral Income Fund-I	5,999,522
575,089	Kellner Merger Fund	5,906,167
64,179	Schooner Hedged Alternative Income Fund	2,991,374
284,312	Touchstone Arbitrage Fund	2,948,318

		17,845,381

	Managed Futures – 15.05%
262,622	361 Managed Futures Fund-I *	2,970,252
982,804	Abbey Capital Futures Strategy Fund-I	11,852,614
269,309	ASG Managed Futures Strategy Fund-Y	3,000,107

		17,822,973

	Global Macro – 12.53%
599,847	John Hancock Funds II - Global Absolute Return Strategies Fund-I	5,980,477

Shares		Market Value

	Global Macro (continued)
820,891	Western Asset Macro Opportunities Fund-IS	$8,857,410

		14,837,887

	Money Market – 1.78%
2,099,299	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,099,299

	Total Investment Companies (Cost $111,058,898)	110,261,118

EXCHANGE TRADED FUND – 7.61%

	Long/Short Strategies – 7.61%
169,260	ProShares Large Cap Core Plus	9,013,095

	Total Exchange Traded Fund (Cost $8,636,252)	9,013,095

Total Investments – 100.74% (Cost $119,695,150)**		119,274,213

Net Other Assets and Liabilities – (0.74)%		(870,464)

Net Assets – 100.00%		$118,403,749

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,671,727
Gross unrealized depreciation	(2,092,664)

Net unrealized depreciation	$(420,937)

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2016

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Industrials and Telecommunication Services are negative 0.15% and 4.41%, respectively, and are represented in the pie chart by reducing cash and Net Other Assets and Liabilities to be 33%.

Shares		Market Value

COMMON STOCKS – 93.95%

	Consumer Discretionary – 37.59%
2,717	Biglari Holdings *	$1,127,854
22,958	Comcast, Class A (a)	1,543,926
1,422	Graham Holdings	715,607
56,855	Hudson’s Bay (Canada)	714,579
10,742	L Brands Inc (a)	793,834
72,519	La Quinta Holdings (a) *	897,060
18,096	Liberty Broadband, Class C * (a)	1,145,658
50,888	Liberty Media Group, Class C (a) *	1,140,909
38,951	Liberty Sirius Group, Class C (a) *	1,373,023
45,392	Liberty Ventures, Class A (a) *	1,711,732
14,257	LVMH Moet Hennessy Louis Vuitton, ADR (France)	487,447
5,352	Madison Square Garden, Class A *	978,292
91,433	News, Class A (a)	1,185,886
29,729	Quebecor, Class B (Canada)	915,789
9,726	Ralph Lauren (a)	954,023
14,289	Sturm Ruger	971,652
27,165	Tribune Media, Class A (a)	1,006,463

		17,663,734

	Consumer Staples – 5.42%
39,336	Ingles Markets, Class A (a)	1,527,417
12,701	Nestle, SP ADR (Switzerland) (a)	1,019,001

		2,546,418

	Financials – 30.02%
38,118	Associated Capital Group, Class A (a)	1,139,347
11,286	Berkshire Hathaway, Class B (a) *	1,628,231
26,407	Blackstone Group	708,764
52,999	CNA Financial (a)	1,686,958

Shares		Market Value

	Financials (continued)
122,810	FNFV Group (a) *	$1,465,123
8,595	Jones Lang Lasalle	940,895
35,960	Oaktree Capital Group MLP (a)	1,669,263
46,236	Realogy Holdings (a) *	1,432,854
24,164	U.S. Bancorp (a)	1,018,996
30,027	Wells Fargo (a)	1,440,395
1,186	White Mountains Insurance Group (Bermuda) (a)	974,086

		14,104,912

	Healthcare – 2.70%
16,662	Express Scripts Holding (a) *	1,267,478

	Industrials – 4.93%
26,588	KLX (a) *	858,793
13,317	Robert Half International	486,603
22,432	Spirit AeroSystems Holdings, Class A (a) *	973,100

		2,318,496

	Information Technology – 13.29%
1,603	Alphabet, Class C (a) *	1,232,371
6,943	Apple (a)	723,530
47,147	Blackhawk Network Holdings (a) *	1,640,244
4,539	CommerceHub, Series A (a) *	64,003
9,078	CommerceHub, Series C (a) *	127,098
27,134	Microsoft (a)	1,537,955
24,714	PayPal Holdings (a) *	920,349

		6,245,550

	Total Common Stocks (Cost $41,906,125)	44,146,588

INVESTMENT COMPANY – 49.20%

23,122,211	BlackRock Liquidity Funds TempFund Portfolio	23,122,211

	Total Investment Company (Cost $23,122,211)	23,122,211

Total Investments – 143.15% (Cost $65,028,336)**		67,268,799

SHORT SALES (b) – (34.01)%

Common Stocks – (32.76)%

	Consumer Discretionary – (12.92)%
(15,350)	Best Buy	(515,760)
(7,297)	Brunswick	(362,077)
(4,943)	Children’s Place	(413,136)
(53,080)	ClubCorp Holdings	(769,660)
(5,539)	Delphi Automotive PLC	(375,655)
(9,477)	Hanesbrands	(252,657)
(13,753)	Regal Entertainment Group, Class A	(323,471)
(10,283)	Royal Caribbean Cruises	(744,901)
(5,943)	Signet Jewelers	(522,449)
(15,474)	Sonic	(416,405)

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Consumer Discretionary (continued)
(4,963)	Tempur-Pedic International *	$(375,352)
(1,844)	TESLA Motors *	(432,953)
(2,937)	Whirlpool	(564,961)

		(6,069,437)

	Consumer Staples – (0.92)%
(23,310)	Dean Foods	(430,302)

	Financials – (6.88)%
(29,721)	Amtrust Financial Services	(709,440)
(14,414)	BofI Holding *	(242,443)
(26,487)	Deutsche Bank AG (Germany) *	(355,985)
(12,833)	Hancock Holdings	(372,029)
(20,480)	Home Capital Group (Canada)	(435,748)
(31,540)	Janus Capital Group	(476,254)
(4,814)	Mercury General	(266,551)
(3,738)	SVB Financial Group *	(375,370)

		(3,233,820)

	Healthcare – (1.01)%
(7,016)	Mallinckrodt *	(472,457)

	Industrials – (5.08)%
(6,498)	Caterpillar	(537,774)
(4,425)	Deere	(343,867)
(6,154)	Delta Air Lines	(238,468)
(12,100)	RR Donnelley & Sons	(216,832)
(2,439)	Snap-On	(383,338)
(19,730)	Swift Transportation *	(379,803)
(9,769)	XPO Logistics *	(289,358)

		(2,389,440)

	Information Technology – (1.54)%
(25,285)	HP	(354,243)
(1,502)	International Business Machines	(241,251)
(1,700)	Stamps.Com	(128,869)

		(724,363)

	Telecommunication Services – (4.41)%
(19,418)	CenturyLink	(610,502)
(9,961)	Cogent Communications Holdings	(425,633)
(19,544)	Consolidated Communications Holdings	(546,255)
(94,595)	Frontier Communications	(491,894)

		(2,074,284)

	Total Common Stocks (Proceeds $14,749,975)	(15,394,103)

Shares		Market Value

	Exchange Traded Funds – (1.25)%
(41,686)	United States Natural Gas Fund *	$(356,415)
(23,777)	United States Oil Fund *	(232,064)

	Total Exchange Traded Fund (Proceeds $571,881)	(588,479)

Total Short Sales – (34.01)% (Proceeds $15,321,856)		(15,982,582)

Net Other Assets and Liabilities – (9.14)%		(4,295,124)

Net Assets – 100.00%		$46,991,093

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,464,178
Gross unrealized depreciation	(223,715)

Net unrealized appreciation	$2,240,463

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of July 31, 2016 $31,795,297 in securities was segregated or on deposit with prime brokers to cover short sales.

(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in short position. These dividends and interest amounts are recorded as an expense of the Fund.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.65%

	Australia – 3.20%
1,100	Sonic Healthcare (a)	$19,216
8,351	Sydney Airport (a)	48,091
10,100	Telstra (a)	44,299
1,200	Westpac Banking (a)	28,395

		140,001

	Belgium – 2.85%
660	Anheuser-Busch InBev, SP ADR	85,430
1,256	Proximus (a)	39,207

		124,637

	Bermuda – 0.86%
765	Validus Holdings	37,814

	Canada – 0.97%
901	Enbridge Income Fund Holding	22,428
327	Royal Bank of Canada	19,933

		42,361

	Finland – 0.89%
1,074	Elisa (a)	38,965

	France – 4.36%
993	AXA (a)	20,210
580	Icade, REIT (a)	44,746
1,426	Scor SE (a)	41,659
800	Total (a)	38,475
166	Unibail-Rodamco, REIT (a)	45,737

		190,827

	Germany – 3.47%
742	BASF (a)	58,285
2,500	Deutsche Telekom (a)	42,532
159	Muenchener Rueckversicherungs-Gesellschaft (a)	26,517

Shares		Market Value

	Germany (continued)
534	ProSiebenSat.1 Media (a)	$24,461

		151,795

	Ireland – 1.83%
186	Accenture, Class A	20,983
673	Medtronic	58,975

		79,958

	Israel – 1.91%
23,348	Bezeq The Israeli Telecommunication (a)	46,337
695	Teva Pharmaceutical, SP ADR	37,183

		83,520

	Netherlands – 1.60%
315	LyondellBasell Industries, Class A	23,707
1,003	Unilever	46,258

		69,965

	New Zealand – 1.19%
18,226	Spark New Zealand (a)	52,003

	Norway – 1.94%
5,331	Statoil ASA, SP ADR	84,816

	Singapore – 1.45%
393	Broadcom	63,658

	Spain – 1.96%
4,151	Ferrovial (a)	85,919

	Switzerland – 4.24%
1,000	Nestle (a)	80,133
178	Novartis, SP ADR	14,820
360	Swiss Re (a)	30,178
123	Swisscom (a)	60,510

		185,641

	United Kingdom – 12.17%
600	AstraZeneca (a)	40,169
5,491	BAE Systems (a)	38,770
735	British American Tobacco, SP ADR	93,852
418	GlaxoSmithKline, SP ADR	18,839
1,553	Imperial Brands (a)	81,839
5,976	National Grid (a)	85,689
3,570	Royal Dutch Shell, Class A (a)	92,178
4,047	SSE (a)	81,236

		532,572

	United States – 54.76%
742	AbbVie	49,143
148	Air Products & Chemicals	22,114
1,500	Altria Group	101,550
843	Ameren	44,207
190	Amgen	32,686
989	Apple	103,064
2,087	AT&T	90,346

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United States (continued)
625	Automatic Data Processing	$55,594
2,452	Corrections Corp of America, REIT	78,587
806	Dow Chemical	43,258
666	Dr Pepper Snapple Group	65,608
475	Duke Energy	40,655
3,509	Energy Transfer Equity	58,214
1,760	Enterprise Products Partners	50,107
2,379	GEO Group, REIT	82,337
934	Illinois Tool Works	107,784
405	Ingredion	53,962
550	Intel	19,173
776	Johnson & Johnson	97,178
714	JPMorgan Chase	45,675
200	Kimberly-Clark	25,910
185	Lockheed Martin	46,755
420	McDonald’s	49,413
562	Merck	32,967
794	Microsoft	45,004
914	OneOK	40,938
857	Paychex	50,803
876	Pfizer	32,316
886	Philip Morris International	88,830
1,152	PPL	43,442
370	Procter & Gamble	31,668
328	Raytheon	45,766
765	Republic Services	39,214
1,797	Reynolds American	89,958
1,611	Six Flags Entertainment	90,844
1,434	Starbucks	83,244
905	Texas Instruments	63,124
1,355	Verizon Communications	75,081
753	Walt Disney	72,250
644	Waste Management	42,581
1,364	Wells Fargo	65,431

		2,396,781

	Total Common Stocks (Cost $3,918,331)	4,361,233

INVESTMENT COMPANY – 0.40%

17,546	BlackRock Liquidity Funds TempFund Portfolio	17,546

	Total Investment Company (Cost $17,546)	17,546

Total Investments – 100.05% (Cost $3,935,877)*		4,378,779

Net Other Assets and Liabilities – (0.05)%		(2,405)

Net Assets – 100.00%		$4,376,374

*	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$564,688
Gross unrealized depreciation	(121,786)

Net unrealized appreciation	$442,902

(a)	Securities with a total aggregate market value of $1,335,756, or 30.52% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/Pictet International Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.26%

	Australia – 3.68%
2,285,332	Computershare (a)	$15,430,461
1,433,310	Estia Health (a)	5,597,549
1,093,849	Oil Search (a)	5,994,072
3,278,432	Primary Health Care (a)	10,199,400

		37,221,482

	Austria – 1.31%
498,183	Erste Bank Group (a)	13,202,653

	Belgium – 5.01%
448,789	Ageas (a)	15,087,775
181,352	Anheuser-Busch InBev (a)	23,429,377
335,639	Ontex Group (a)	12,127,047

		50,644,199

	Bermuda – 1.11%
187,706	Jardine Matheson Holdings (a)	11,163,722

	Cayman Islands – 5.37%
2,003,248	Cheung Kong Property Holdings (a)	14,374,727
2,471,248	CK Hutchison Holdings (a)	28,965,334
7,515,200	MGM China Holdings (a)	10,926,625

		54,266,686

	Denmark – 0.54%
306,563	Matas (a) (b)	5,411,973

	Finland – 1.82%
3,178,384	Nokia (a)	18,337,767

	France – 9.10%
4,179,186	Bollore (a)	15,131,546
464,248	Elis (a) (b)	8,384,169

Shares		Market Value

	France (continued)
257,053	Orpea (a)	$22,717,120
149,896	Rubis (a)	12,097,695
307,482	Vinci (a)	23,370,346
523,865	Vivendi (a)	10,286,509

		91,987,385

	Germany – 1.38%
96,959	Linde (a)	13,934,503

	Hong Kong – 1.00%
13,855,638	PCCW (a)	10,094,826

	Italy – 1.83%
713,063	Cerved Information Solutions (a)	5,984,440
1,093,105	Leonardo-Finmeccanica * (a)	12,487,345

		18,471,785

	Japan – 22.65%
162,400	ABC-Mart (a)	10,392,750
533,600	Bandai Namco Holdings (a)	14,143,768
213,800	CyberAgent (a)	12,072,851
64,400	FANUC (a)	10,768,203
560,400	Fujitec (a) (b)	5,384,792
386,300	Hoya (a)	13,706,253
1,248,900	Inpex (a)	9,928,536
423,100	Japan Tobacco (a)	16,500,783
798,500	LIXIL Group (a)	14,851,223
220,600	Miraca Holdings (a)	10,160,800
967,100	NGK Spark Plug (a)	15,782,772
1,209,300	Rakuten (a)	13,685,206
1,248,900	SKY Perfect JSAT Holdings (a)	5,504,262
432,600	SoftBank Group (a)	23,812,222
712,400	Sompo Japan Nipponkoa Holdings (a)	23,010,049
542,700	Sony (a)	17,815,165
358,200	Sumitomo Mitsui Financial Group (a)	11,354,700

		228,874,335

	Luxembourg – 1.48%
279,643	Millicom International Cellular, SDR (a) (b)	14,931,218

	Netherlands – 6.62%
237,702	ASML Holding (a)	26,099,967
235,744	Konnikluke DSM (a)	15,088,604
967,025	Royal Dutch Shell, Class B (a)	25,721,664

		66,910,235

	New Zealand – 0.67%
1,840,972	Trade Me Group (a) (b)	6,818,135

	South Korea – 1.22%
8,944	Samsung Electronics (a)	12,306,742

	Spain – 6.17%
2,658,652	Banco Bilbao Vizcaya Argentaria (a)	15,521,154

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/Pictet International Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Spain (continued)
2,575,531	Distribuidora Internacional de Alimentacion (a)	$16,063,309
843,739	Grifols, ADR	14,292,939
952,850	Merlin Properties Socimi, REIT (a)	10,916,538
1,481,081	Obrascon Huarte Lain (a)	5,511,064

		62,305,004

	Sweden – 2.33%
726,900	Alfa Laval (a)	11,456,436
1,420,744	Com Hem Holding (a)(b)	12,133,122

		23,589,558

	Switzerland – 6.21%
256,493	Cie Financiere Richemont (a)	15,592,716
131,006	Gategroup Holding *	6,988,248
332,234	Nestle (a)	26,622,787
981,244	UBS Group (a)	13,489,275

		62,693,026

	United Kingdom – 16.76%
211,702	AstraZeneca (a)	14,173,087
8,595,280	BBA Aviation (a)	27,063,085
1,691,496	Enterprise Inns * (a)(b)	1,975,576
1,367,272	GlaxoSmithKline (a)	30,535,364
2,111,253	Inmarsat (a)	21,829,571
304,657	LivaNova * (a)	15,682,120
795,736	Petrofac (a)	7,867,948
1,156,657	Prudential (a)	20,390,124
1,752,611	Saga (a)	4,709,693
1,495,968	Standard Chartered (a)	11,961,959
3,108,021	William Hill (a)	13,146,906

		169,335,433

	Total Common Stocks (Cost $918,233,598)	972,500,667

INVESTMENT COMPANY – 4.31%

43,574,074	BlackRock Liquidity Funds TempFund Portfolio	43,574,074

	Total Investment Company (Cost $43,574,074)	43,574,074

Total Investments – 100.57% (Cost $961,807,672)**		1,016,074,741

Net Other Assets and Liabilities – (0.57)%		(5,721,051)

Net Assets – 100.00%		$1,010,353,690

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$85,676,587
Gross unrealized depreciation	(31,409,518)

Net unrealized appreciation	$54,267,069

(a)	Securities with a total aggregate market value of $951,219,480, or 94.15% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	These securities have been determined to be illiquid securities. At July 31, 2016, these securities amounted to $55,038,985, or 5.45% of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Value Partners Asia Dividend Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 84.42%

	China – 29.66%
121,000	Belle International Holdings (a)	$80,210
382,000	China Construction Bank, Class H (a)	256,910
96,000	China Life Insurance, Class H (a)	217,756
186,000	China Lilang (a)	120,059
95,000	China Machinery Engineering, Class H (a)	59,557
70,000	China Resources Power Holdings (a)	111,872
110,800	China Zhongwang Holdings (a)	49,561
75,463	Chongqing Changan Automobile, Class B (a)	125,336
340,000	CIFI Holdings Group (a)	88,278
6,200	Dalian Wanda Commercial Properties, Class H (a)	39,392
69,000	Goldpac Group (a)	19,172
15,000	Haitian International Holdings (a)	25,182
118,000	Huaneng Power International, Class H (a)	72,694
690,000	Jiangnan Group (a)	121,176
165,500	Longfor Properties (a)	226,671
418,000	PetroChina, Class H (a)	286,533
200,000	Qingdao Port International, Class H (a)	91,484
165,000	Sinopec Engineering Group, Class H (a)	144,333
42,800	Xinjiang Goldwind Science & Technology, Class H (a)	58,210
72,000	Yangtze Optical Fibre and Cable Joint Stock, Class H (a)	86,068
78,000	Zhejiang Expressway, Class H (a)	80,781

		2,361,235

	Hong Kong – 27.83%
38,000	BOC Hong Kong Holdings (a)	125,115
8,500	Cheung Kong Property Holdings (a)	60,994
146,000	China High Speed Transmission Equipment Group (a)	113,305
84,000	China Overseas Land & Investment (a)	277,081

Shares		Market Value

	Hong Kong (continued)
302,000	China Power International Development (a)	$123,311
126,000	China State Construction International Holdings (a)	168,863
29,000	Chow Sang Sang Holdings International (a)	56,829
11,500	CK Hutchison Holdings (a)	134,791
96,000	Convenience Retail Asia	43,617
1,170,000	CSI Properties (a)	44,550
188,000	EGL Holdings (a)	38,867
231,000	Far East Consortium International (a)	80,192
188,000	Far East Horizon (a)	148,261
159,000	FSE Engineering Holdings (a)	43,741
98,000	IT (a)	29,962
78,500	Langham Hospitality Investments (a)	27,254
98,000	Lee & Man Chemical	29,684
312,000	Oi Wah Pawnshop Credit Holdings (a)	18,137
150,000	Pico Far East Holdings	46,401
42,000	Shimao Property Holdings (a)	54,997
149,000	SITC International Holdings (a)	88,277
166,000	Skyworth Digital Holdings (a)	124,332
47,000	SmarTone Telecommunications Holdings (a)	83,798
6,000	Sun Hung Kai Properties (a)	86,091
166,000	TK Group Holdings (a)	40,101
114,000	Wasion Group Holdings (a)	64,713
242,000	Wonderful Sky Financial Group Holdings (a)	61,949

		2,215,213

	Indonesia – 3.05%
111,200	Bank Mandiri Persero (a)	86,324
430,400	Bank Pan Indonesia * (a)	25,701
1,474,600	Panin Financial * (a)	23,933
423,500	Perusahaan Gas Negara Persero (a)	106,721

		242,679

	Japan – 0.43%
1,100	Japan Airlines (a)	33,912

	Malaysia – 1.24%
112,000	Mah Sing Group (a)	44,582
50,600	UOA Development	29,834
25,200	ViTrox	24,454

		98,870

	Singapore – 8.04%
83,600	AIMS AMP Capital Industrial, REIT	91,663
62,900	Asian Pay Television (a)	26,547
13,800	CapitaLand Commercial Trust, REIT (a)	15,536
33,000	CapitaLand Retail China Trust, REIT (a)	37,558
138,438	Croesus Retail Trust (a)	88,173
12,133	DBS Group Holdings (a)	140,269
83,200	Ezion Holdings * (a)	18,881
80,100	Frasers Commercial, REIT (a)	80,123
259,300	IPS Securex Holdings (a)	32,613

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Value Partners Asia Dividend Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Singapore (continued)
40,400	Mapletree Greater China Commercial Trust, REIT (a)	$32,441
30,200	Mapletree Logistics Trust, REIT (a)	23,828
80,700	Yangzijiang Shipbuilding Holdings (a)	52,654

		640,286

	South Korea – 9.85%
2,523	Dongbu Insurance (a)	143,415
2,712	GS Retail (a)	122,303
3,610	Korea Electric Power (a)	197,643
4,855	Macquarie Korea Infrastructure Fund	38,791
908	Maeil Dairy Industry (a)	31,433
674	Nong Woo Bio (a)	14,351
1,620	Sekonix (a)	26,586
5,608	SK Hynix (a)	172,693
282	SK Innovation (a)	37,161

		784,376

	Taiwan – 2.42%
6,000	Basso Industry (a)	18,747
1,000	Largan Precision (a)	107,508
67,000	Mega Financial Holding (a)	52,541
27,000	Mercuries Life insurance (a)	13,716

		192,512

	Thailand – 1.90%
222,000	AP Thailand	47,237
40,700	Hana Microelectronics	33,951
25,000	Namyong Terminal	9,703
29,500	SPCG	18,823
58,500	Supalai	41,884

		151,598

	Total Common Stocks (Cost $6,633,982)	6,720,681

PREFERRED STOCKS – 7.89%

	South Korea – 7.89%
606	AMOREPACIFIC (a)	121,875
217	CJ CheilJedang (a)	39,343
3,069	LG (a)	114,211
215	Samsung Electronics (a)	243,020
715	Samsung Fire & Marine Insurance (a)	109,282

		627,731

	Total Preferred Stocks (Cost $610,839)	627,731

WARRANTS – 3.79%

	China – 3.78%
10,850	Midea Group, Expiring 05/08/18 * (a)	46,040
21,700	Midea Group, Expiring 09/23/23 * (a)	92,080

Shares		Market Value

	China (continued)
61,100	Gree Electric Appliances, Expiring 12/02/16 * (a)(b)	$162,688

		300,808

	Singapore – 0.01%
18,470	Ezion Holdings, Expiring 04/24/20 *	895

		895

	Total Warrants (Cost $285,279)	301,703

Total Investments – 96.10% (Cost $7,530,058)**		7,650,115

Net Other Assets and Liabilities – 3.90%		310,360

Net Assets – 100.00%		$7,960,475

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$551,364
Gross unrealized depreciation	(431,307)

Net unrealized appreciation	$120,057

(a)	Securities with a total aggregate market value of $7,193,178, or 90.36% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	This security has been determined to be an illiquid security. At July 31, 2016, this security amounted to $162,688, or 2.04% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2016

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 62.63%

	Consumer Discretionary – 7.72%
9,600	Carnival	$448,512
5,400	Dollar General	511,596
7,400	Dollar Tree *	712,546
336	Priceline Group *	453,872
5,600	Starbucks	325,080
6,850	TJX	559,782

		3,011,388

	Consumer Staples – 20.82%
10,000	Coca-Cola	436,300
5,500	Colgate-Palmolive	409,365
2,269	Costco Wholesale	379,422
5,800	CVS Health	537,776
6,150	Estee Lauder, Class A	571,335
8,800	Kraft Heinz	760,232
22,150	Mondelez International, Class A	974,157
3,221	Monster Beverage *	517,389
12,000	PepsiCo	1,307,040
7,000	Philip Morris International	701,820
7,500	Procter & Gamble	641,925
11,200	Walgreens Boots Alliance	887,600

		8,124,361

	Energy – 0.69%
3,600	Occidental Petroleum	269,028

	Financials – 1.29%
1,912	Intercontinental Exchange	505,150

	Healthcare – 14.16%
5,800	Abbott Laboratories	259,550
2,993	Allergan (Ireland) *	757,079
4,880	Amgen	839,507
10,100	Bristol-Myers Squibb	755,581
6,800	Celgene *	762,892
6,200	Danaher	504,928

Shares		Market Value

	Healthcare (continued)
10,100	Medtronic (Ireland)	$885,063
4,793	Thermo Fisher Scientific	761,320

		5,525,920

	Industrials – 4.61%
7,200	Honeywell International	837,576
8,900	United Parcel Service, Class B	962,090

		1,799,666

	Information Technology – 13.34%
3,950	Accenture, Class A (Ireland)	445,600
1,420	Alphabet, Class A *	1,123,703
4,800	Apple	500,208
8,900	Facebook, Class A *	1,103,066
3,000	MasterCard, Class A	285,720
10,100	PayPal Holdings *	376,124
9,700	QUALCOMM	607,026
9,800	Visa, Class A	764,890

		5,206,337

	Total Common Stocks (Cost $21,895,545)	24,441,850

Par Value

CORPORATE NOTES AND BONDS – 21.98%

	Consumer Staples – 2.76%
$ 500,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	535,944
500,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	542,352

		1,078,296

	Energy – 1.30%
500,000	Chevron Senior Unsecured Notes 1.718%, 06/24/18	506,690

	Financials – 7.64%
375,000	Berkshire Hathaway Senior Unsecured Notes 3.125%, 03/15/26	399,770
450,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	501,991
475,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	524,541
500,000	State Street Senior Unsecured Notes 2.550%, 08/18/20	520,606
500,000	U.S. Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	524,836

See accompanying Notes to Schedule of Investments.

52

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2016

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$500,000	Wells Fargo & Co Senior Unsecured Notes, MTN 2.150%, 01/30/20	$510,576

		2,982,320

	Healthcare – 3.64%
300,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	453,132
500,000	Merck & Co., Inc. Senior Unsecured Notes 2.350%, 02/10/22	516,868
450,000	Pfizer Senior Unsecured Notes 1.100%, 05/15/17	450,368

		1,420,368

	Industrials – 1.38%
500,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	537,217

	Information Technology – 5.26%
450,000	Alphabet Senior Unsecured Notes 3.625%, 05/19/21	498,004
525,000	Apple Senior Unsecured Notes 1.000%, 05/03/18	526,136
500,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	514,733
500,000	QUALCOMM Senior Unsecured Notes 2.250%, 05/20/20	516,036

		2,054,909

	Total Corporate Notes and Bonds (Cost $8,275,646)	8,579,800

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 12.38%

	Fannie Mae – 0.06%
8,002	7.500%, 02/01/35 Pool # 787557	8,800
2,779	7.500%, 04/01/35 Pool # 819231	2,940
11,849	6.000%, 11/01/35 Pool # 844078	13,535

		25,275

	Freddie Mac – 1.04%
400,000	1.000%, 09/29/17	401,504
4,995	5.500%, 12/01/20 Gold Pool # G11820	5,331

		406,835

	Ginnie Mae – 0.01%
3,761	5.500%, 02/15/39 Pool # 698060	4,237

Par Value		Market Value

	U.S. Treasury Bonds – 3.91%
$ 350,000	5.375%, 02/15/31	$522,300
500,000	3.500%, 02/15/39	641,133
300,000	3.125%, 11/15/41	361,523

		1,524,956

	U.S. Treasury Notes – 7.36%
300,000	4.625%, 02/15/17	306,774
525,000	1.000%, 12/15/17	527,758
475,000	1.375%, 09/30/18	482,078
500,000	1.500%, 01/31/19	509,795
475,000	2.500%, 05/15/24	516,015
500,000	2.125%, 05/15/25	529,268

		2,871,688

	Total U.S. Government and Agency Obligations (Cost $4,582,608)	4,832,991

Shares

INVESTMENT COMPANY – 3.06%

1,195,352	BlackRock Liquidity Funds TempFund Portfolio	1,195,352

	Total Investment Company (Cost $1,195,352)	1,195,352

Total Investments – 100.05% (Cost $35,949,151)**		39,049,993

Net Other Assets and Liabilities – (0.05)%		(21,463)

Net Assets – 100.00%		$39,028,530

*	Non-income producing security.
**	At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$3,307,902
Gross unrealized depreciation	(207,060)

Net unrealized appreciation	$3,100,842

MTN	Medium Term Note

Portfolio Composition***
Common Stocks	63%
U.S. Government and Agency Obligations	12%
Investment Company	3%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	1%
Aa	8%
A	13%

100%

*** Portfolio composition is based on market value of total investments.

See accompanying Notes to Schedule of Investments.

53

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited)

(1) Valuation of Investments: Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean of the last quoted bid and ask prices (the “exchange mean price”). Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the mean between the evaluated bid and ask price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage- backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from Aston Asset Management LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

54

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited) – continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of July 31, 2016 is as follows:

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$27,309,983	$27,309,983	$—	$—

Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$7,079,576	$7,079,576	$—	$—

River Road Focused Absolute Value Fund
Assets
Investments in Securities*	$10,756,554	$10,756,554	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$85,280,882	$85,280,882	$—	$—

Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$1,391,317,643	$1,391,317,643	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$846,183,503	$846,183,503	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$123,042,816	$123,042,816	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$3,753,408,656	$3,753,408,656	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$10,762,464	$10,762,464	$—	$—

LMCG Small Cap Growth Fund
Assets
Common Stocks
Consumer Discretionary	$23,944,920	$23,944,920	$—	$—
Consumer Staples	6,017,517	6,017,517	—	—
Financials	12,019,175	12,019,175	—	—
Healthcare	34,199,084	34,199,084	—	—
Industrials	15,849,522	15,849,522	—	—
Information Technology	42,960,305	42,960,305	—	—
Materials	5,040,664	5,040,664	—	—
Telecommunication Services	4,140,276	4,140,276	—	—

Total Common Stocks	144,171,463	144,171,463	—	—

Rights	996	—	—	996
Investment Company*	1,677,209	1,677,209	—	—

Total	$145,849,668	$145,848,672	$—	$996

River Road Select Value Fund
Assets
Investments in Securities*	$41,966,569	$41,966,569	$—	$—

55

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited) – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$55,130,637	$55,130,637	$—	$—
Consumer Staples	6,963,656	6,963,656	—	—
Energy	11,360,033	8,174,655	3,185,378	—
Financials	48,368,327	48,368,327	—	—
Healthcare	11,572,097	11,572,097	—	—
Industrials	60,608,837	60,608,837	—	—
Information Technology	52,596,216	47,638,055	4,958,161	—
Telecommunication Services	4,227,218	4,227,218	—	—

Total Common Stocks	250,827,021	242,683,482	8,143,539	—

Investment Company*	23,259,127	23,259,127	—	—

Total	$274,086,148	$265,942,609	$8,143,539	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$197,228,836	$197,228,836	$—	$—

Small Cap Fund
Assets
Investments in Securities*	$87,529,859	$87,529,859	$—	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds**	$204,404,095	$—	$204,404,095	$—
Collateralized Mortgage and Asset-Backed Securities	116,804,463	—	116,804,463	—
U.S. Government and Agency Obligations**	305,946,934	—	305,946,934	—
Other Mortgage and Asset-Backed Securities	53,911,570	—	53,911,570	—
Municipal Bonds	1,235,245	—	1,235,245	—
Foreign Government Notes	1,511,229	—	1,511,229	—
Investment Companies*	26,768,106	26,768,106	—	—

Total	$710,581,642	$26,768,106	$683,813,536	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$83,632,227	$83,632,227	$—	$—
Purchased Options	301,250	301,250	—	—
Investment Company*	5,961,276	5,961,276	—	—

Total Assets	89,894,753	89,894,753	—	—

Liabilities
Written Options	(3,901,526)	(3,901,526)	—	—

Total Liabilities	(3,901,526)	(3,901,526)	—	—

Total	$85,993,227	$85,993,227	$—	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$119,274,213	$119,274,213	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$67,268,799	$67,268,799	$—	$—

Total Assets	67,268,799	67,268,799	—	—

Liabilities
Common Stock*	(15,982,582)	(15,982,582)	—	—

Total Liabilities	(15,982,582)	(15,982,582)	—	—

Total	$51,286,217	$51,286,217	$—	$—

56

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited) – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$140,001	$—	$140,001	$—
Belgium	124,637	85,430	39,207	—
Bermuda	37,814	37,814	—	—
Canada	42,361	42,361	—	—
Finland	38,965	—	38,965	—
France	190,827	—	190,827	—
Germany	151,795	—	151,795	—
Ireland	79,958	79,958	—	—
Israel	83,520	37,183	46,337	—
Netherlands	69,965	69,965	—	—
New Zealand	52,003	—	52,003	—
Norway	84,816	84,816	—	—
Singapore	63,658	63,658	—	—
Spain	85,919	—	85,919	—
Switzerland	185,641	14,820	170,821	—
United Kingdom	532,572	112,691	419,881	—
United States	2,396,781	2,396,781	—	—

Total Common Stocks	4,361,233	3,025,477	1,335,756	—

Investment Company*	17,546	17,546	—	—

Total	$4,378,779	$3,043,023	$1,335,756	$—

Pictet International Fund
Assets
Common Stocks
Australia	$37,221,482	$—	$37,221,482	$—
Austria	13,202,653	—	13,202,653	—
Belgium	50,644,199	—	50,644,199	—
Bermuda	11,163,722	—	11,163,722	—
Cayman Islands	54,266,686	—	54,266,686	—
Denmark	5,411,973	—	5,411,973	—
Finland	18,337,767	—	18,337,767	—
France	91,987,385	—	91,987,385	—
Germany	13,934,503	—	13,934,503	—
Hong Kong	10,094,826	—	10,094,826	—
Italy	18,471,785	—	18,471,785	—
Japan	228,874,335	—	228,874,335	—
Luxembourg	14,931,218	—	14,931,218	—
Netherlands	66,910,235	—	66,910,235	—
New Zealand	6,818,135	—	6,818,135	—
South Korea	12,306,742	—	12,306,742	—
Spain	62,305,004	14,292,939	48,012,065	—
Sweden	23,589,558	—	23,589,558	—
Switzerland	62,693,026	6,988,248	55,704,778	—
United Kingdom	169,335,433	—	169,335,433	—

Total Common Stocks	972,500,667	21,281,187	951,219,480	—

Investment Company*	43,574,074	43,574,074	—	—

Total	$1,016,074,741	$64,855,261	$951,219,480	$—

57

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited) – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Partners Asia Dividend Fund
Assets
Common Stocks
China	$2,361,235	$—	$2,361,235	$—
Hong Kong	2,215,213	119,704	2,095,509	—
Indonesia	242,679	—	242,679	—
Japan	33,912	—	33,912	—
Malaysia	98,870	54,288	44,582	—
Singapore	640,286	110,544	529,742	—
South Korea	784,376	38,791	745,585	—
Taiwan	192,512	—	192,512	—
Thailand	151,598	151,598	—	—

Total Common Stocks	6,720,681	474,925	6,245,756	—

Preferred Stock
South Korea	627,731	—	627,731	—
Warrants
China	300,808	—	—	300,808
Singapore	895	—	895	—

Total Warrants	301,703	—	895	300,808

Total	$7,650,115	$474,925	$6,874,382	$300,808

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$24,441,850	$24,441,850	$—	$—
Corporate Notes and Bonds**	8,579,800	—	8,579,800	—
U.S. Government and Agency Obligations**	4,832,991	—	4,832,991	—
Investment Company*	1,195,352	1,195,352	—	—

Total	$39,049,993	$25,637,202	$13,412,791	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the respective Schedule of Investments for industry, sector or country breakout.
**	All corporate notes and bonds and U.S. government and agency obligations held in the Funds are Level 2 securities. For a detailed breakout of the corporate notes and bonds and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Investments.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Certain securities that were held at July 31, 2016 and since the beginning of the fiscal year in Fairpointe Mid Cap Fund, River Road Small Cap Value Fund, and Pictet International Fund had changes in liquidity assessments which resulted in a transfer between Levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
Fairpointe Mid Cap Fund	$545,938,921	$—
River Road Small Cap Value	—	5,984,073
Pictet International Fund	24,066,290	—

As of July 31, 2016, there were no Level 3 securities for which significant unobservable inputs or Adviser assumptions used in determining fair value except for LMCG Small Cap Growth Fund, which received rights at no cost as a result of a corporate action, and Value Partners Asia Dividend Fund as follows:

Value Partners Asia Dividend Fund	Warrants

Fair Value, beginning of period	$—
Purchases	285,280
Change in unrealized appreciation	15,528

Fair value, end of period	$300,808

Change in net unrealized appreciation on Level 3 holdings held at end of period	$15,528

(2) Investment Companies: Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of

58

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited) – continued

shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

(3) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. During the nine months ended July 31, 2016, the Funds did not hold any repurchase agreements.

(4) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. As of and during the nine months ended July 31, 2016, DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(5) Mortgage-Backed Securities: Montag & Caldwell Balanced Fund, and DoubleLine Core Plus Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced Fund, and DoubleLine Core Plus Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(6) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board.

(7) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from

59

Aston Funds

July 31, 2016

Notes to Financial Statements (unaudited) – continued

an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at July 31, 2016. During the nine months ended July 31, 2016, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Premium Paid)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,164,374	$3,558,534

*	estimated based on quarterly holdings

(8) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for pur-

poses of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable forward exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the nine months ended July 31, 2016, the Funds did not enter into any forward foreign currency contracts.

(9) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at July 31, 2016, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts
Anchor Capital Enhanced Equity Fund	$301,250	$3,901,526

60

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date September 27, 2016

By (Signature and Title)*	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date September 27, 2016